Schedule of Investments

November 30, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–111.23%(a)
Alabama–4.13%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	$8,750	$7,281,732

Black Belt Energy Gas District (The);
Series 2022 C-1, RB(b)	5.25%	06/01/2029	18,490	19,266,972

Series 2022 F, RB(b)	5.50%	12/01/2028	4,000	4,185,883

Hoover (City of), AL Industrial Development Board (United States Steel Corp.); Series 2019, RB(c)	5.75%	10/01/2049	10,250	10,221,697

Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village);
Series 2007, RB (Acquired 03/25/2020; Cost $945,200)(d)(e)	5.50%	01/01/2028	1,390	806,200

Series 2007, RB(d)	5.50%	01/01/2043	21,290	12,348,200

Series 2008 A, RB(d)	6.88%	01/01/2043	4,470	2,592,600

Series 2011 A, RB (Acquired 09/20/2011; Cost $2,561,987)(d)(e)	7.50%	01/01/2047	2,600	1,508,000

Series 2012 A, RB (Acquired 11/07/2012; Cost $6,575,000)(d)(e)	5.63%	01/01/2042	6,575	3,813,500

Jefferson (County of), AL;
Series 2013 C, Revenue Wts. (INS - AGM)(f)	6.50%	10/01/2038	7,000	7,354,941

Series 2013 C, Revenue Wts. (INS - AGM)(f)	6.60%	10/01/2042	11,700	12,292,024

Series 2013 F, Revenue Wts.	7.50%	10/01/2039	27,640	29,066,387

Series 2013 F, Revenue Wts.	7.75%	10/01/2046	95,055	99,965,646

Series 2013 F, Revenue Wts.	7.90%	10/01/2050	64,150	67,465,772

Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	1,000	1,039,501

Southeast Energy Authority A Cooperative District (No. 3); Series 2022 A-1, RB(b)	5.50%	12/01/2029	3,800	4,026,954

Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(g)	5.25%	05/01/2044	34,100	31,036,425

				314,272,434

Alaska–0.04%
Northern Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(h)	0.00%	06/01/2066	29,998	3,330,933

American Samoa–0.20%
American Samoa (Territory of) Economic Development Authority; Series 2015 A, Ref. RB	6.63%	09/01/2035	14,345	14,891,044

Arizona–2.69%
Arizona (State of) Industrial Development Authority (Academies of Math & Science);
Series 2019, RB(g)	5.00%	07/01/2039	1,000	948,096

Series 2022, RB(g)	5.25%	07/01/2052	500	454,709

Arizona (State of) Industrial Development Authority (American Charter Schools Foundation);
Series 2017, Ref. RB(g)	6.00%	07/01/2037	13,265	13,515,651

Series 2017, Ref. RB(g)	6.00%	07/01/2047	15,000	15,085,198

Arizona (State of) Industrial Development Authority (Basis Schools);
Series 2017 A, Ref. RB(g)	5.13%	07/01/2037	1,180	1,160,141

Series 2017 A, Ref. RB(g)	5.38%	07/01/2050	6,000	5,625,437

Series 2017 D, Ref. RB(g)	5.00%	07/01/2051	3,300	2,918,141

Series 2017 G, Ref. RB(g)	5.00%	07/01/2037	1,105	1,073,154

Series 2017 G, Ref. RB(g)	5.00%	07/01/2051	1,000	884,285

Arizona (State of) Industrial Development Authority (Benjamin Franklin Charter School);
Series 2023, RB(g)	5.00%	07/01/2043	1,000	923,566

Series 2023, RB(g)	5.25%	07/01/2053	1,000	909,516

Arizona (State of) Industrial Development Authority (Kaizen Education Foundation);
Series 2016, RB(g)	5.70%	07/01/2047	9,730	9,761,780

Series 2016, RB(g)	5.80%	07/01/2052	4,920	4,940,706

Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado);
Series 2019, RB(g)	5.00%	07/01/2039	2,635	2,477,222

Series 2019, RB(g)	5.00%	07/01/2054	6,210	5,375,505

Arizona (State of) Industrial Development Authority (Linder Village); Series 2020, RB(g)	5.00%	06/01/2031	5,670	5,643,672

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Arizona–(continued)
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada Mountain Vista Campus Project);
Series 2018 A, RB(g)	5.25%	12/15/2038	$1,015	$1,015,261

Series 2018 A, RB(g)	5.50%	12/15/2048	3,265	3,221,257

Arizona (State of) Industrial Development Authority (Phoenix Children’s Hospital); Series 2020 A, RB(i)	4.00%	02/01/2050	15,285	13,971,192

Glendale (City of), AZ Industrial Development Authority (Sun Health Services); Series 2019 A, Ref. RB	5.00%	11/15/2048	7,000	6,721,086

Glendale (City of), AZ Industrial Development Authority (Terraces of Phoenix); Series 2018 A, Ref. RB	5.00%	07/01/2048	1,500	1,219,356

Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	4.00%	11/15/2027	1,935	1,812,978

Series 2017, Ref. RB	5.00%	11/15/2036	2,195	1,937,764

Series 2017, Ref. RB	5.00%	11/15/2040	3,985	3,325,936

Series 2017, Ref. RB	5.00%	11/15/2045	4,695	3,702,588

Series 2018, RB	5.00%	11/15/2053	5,970	4,481,346

Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(g)	5.00%	07/01/2054	950	851,697

Maricopa (County of), AZ Industrial Development Authority (Paradise Schools);
Series 2016, Ref. RB(g)	5.00%	07/01/2036	2,475	2,443,098

Series 2016, Ref. RB(g)	5.00%	07/01/2047	1,525	1,404,108

Maricopa (County of), AZ Industrial Development Authority (Valley Christian Schools);
Series 2023, RB(g)	6.25%	07/01/2053	1,900	1,854,875

Series 2023, RB(g)	6.38%	07/01/2058	1,250	1,223,458

Peoria (City of), AZ Industrial Development Authority (Sierra Winds Life Care Community);
Series 2014, Ref. RB (Acquired 11/06/2014; Cost $3,669,027)(d)(e)	5.50%	11/15/2034	3,695	2,765,261

Series 2014, Ref. RB(d)	5.75%	11/15/2040	6,015	4,233,318

Phoenix (City of), AZ Industrial Development Authority (Basis Schools);
Series 2015, Ref. RB(g)	5.00%	07/01/2045	3,515	3,203,440

Series 2016 A, Ref. RB(g)	5.00%	07/01/2046	2,125	1,922,327

Series 2016 A, Ref. RB(g)	5.00%	07/01/2046	1,600	1,447,399

Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools);
Series 2014 A, RB(g)	6.75%	07/01/2044	5,250	5,291,966

Series 2015, Ref. RB(g)	5.00%	07/01/2045	1,845	1,720,375

Phoenix (City of), AZ Industrial Development Authority (The) (Overland Crossing); Series 2022, RB(g)	9.50%	04/01/2052	7,900	6,863,735

Pima (County of), AZ Industrial Development Authority (Acclaim Charter School);
Series 2006, RB	5.70%	12/01/2026	795	772,093

Series 2006, RB	5.80%	12/01/2036	4,385	3,855,643

Pima (County of), AZ Industrial Development Authority (American Leadership Academy);
Series 2015, Ref. RB(g)	5.38%	06/15/2035	2,370	2,384,281

Series 2015, Ref. RB(g)	5.63%	06/15/2045	3,500	3,471,885

Series 2019, Ref. RB(g)	5.00%	06/15/2052	6,050	5,355,709

Series 2022, Ref. RB(g)	4.00%	06/15/2051	8,800	6,516,479

Pima (County of), AZ Industrial Development Authority (Career Success Schools);
Series 2020, Ref. RB(g)	5.50%	05/01/2040	1,125	1,066,720

Series 2020, Ref. RB(g)	5.75%	05/01/2050	5,000	4,709,131

Pima (County of), AZ Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. RB	7.25%	05/01/2044	3,000	3,018,951

Pima (County of), AZ Industrial Development Authority (Imagine East Mesa Charter Schools); Series 2019, RB(g)	5.00%	07/01/2049	1,500	1,328,239

Pima (County of), AZ Industrial Development Authority (Premier Charter High School);
Series 2016 A, Ref. RB(g)	7.00%	07/01/2045	3,077	2,725,787

Series 2016 B, Ref. RB(j)	2.07%	07/01/2045	1,735	433,839

Series 2016 C, Ref. RB(j)	2.07%	07/01/2045	1,036	10,355

Pima (County of), AZ Industrial Development Authority (Riverbend Prep); Series 2010, RB(g)	7.00%	09/01/2037	3,107	3,106,804

Pima (County of), AZ Industrial Development Authority (Tucson Medical Center); Series 2021, Ref. RB	3.00%	04/01/2051	2,000	1,404,520

Salt River Project Agricultural Improvement & Power District; Series 2023 B, RB	5.25%	01/01/2053	12,000	13,319,364

Sundance Community Facilities District (Assessment District No. 3); Series 2004, RB	6.50%	07/01/2029	82	79,916

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Arizona–(continued)
Tempe (City of), AZ Industrial Development Authority (Mirabella at ASU);
Series 2017 A, RB(g)	6.13%	10/01/2047	$2,800	$1,600,236

Series 2017 A, RB(g)	6.13%	10/01/2052	2,800	1,548,458

				205,039,010

Arkansas–0.33%
Arkansas (State of) Development Finance Authority (Green Bonds); Series 2022, RB(c)	5.45%	09/01/2052	13,750	13,360,102

Arkansas (State of) Development Finance Authority (U.S. Steel Corp.) (Green Bonds); Series 2023, RB(c)	5.70%	05/01/2053	11,500	11,519,952

				24,880,054

California–10.72%
Antelope Valley Community College District; Series 2022, GO (INS - AGM)(f)(i)(k)	3.00%	08/01/2050	10,000	7,375,350

Bay Area Toll Authority (San Francisco Bay Area);
Series 2019 S-8, Ref. RB	3.00%	04/01/2054	5,000	3,585,947

Series 2023 F-2, RB(i)	4.13%	04/01/2054	10,000	9,976,722

Brentwood Union School District (Election of 2016); Series 2022, GO Bonds	5.25%	08/01/2052	4,250	4,625,265

California (State of);
Series 2020, GO Bonds (INS - BAM)(f)	3.00%	03/01/2046	8,195	6,761,653

Series 2020, GO Bonds (INS - BAM)(f)	3.00%	03/01/2050	4,000	3,207,494

Series 2023, GO Bonds(i)	5.25%	09/01/2053	15,000	16,836,378

California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2020 B-2, Ref. RB(h)	0.00%	06/01/2055	12,780	2,104,941

California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2006 A, RB(h)	0.00%	06/01/2046	25,000	6,222,187

California (State of) Educational Facilities Authority (Stanford University); Series 2014 U-6, RB(i)	5.00%	05/01/2045	15,000	17,563,377

California (State of) Health Facilities Financing Authority (Kaiser Permanente); Subseries 2017 A-2, RB(i)	5.00%	11/01/2047	10,000	11,342,484

California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail); Series 2020, RB(b)(c)(g)	8.00%	08/15/2024	26,000	26,333,037

California (State of) Municipal Finance Authority (Eisenhower Medical Centers); Series 2017 A, Ref. RB	5.00%	07/01/2047	9,635	9,649,495

California (State of) Municipal Finance Authority (Goodwill Industries of Sacramento & Nevada);
Series 2012, RB(g)	6.63%	01/01/2032	865	839,759

Series 2012, RB(g)	6.88%	01/01/2042	1,465	1,369,904

California (State of) Municipal Finance Authority (Palomar Health); Series 2022 A, Ref. COP (INS - AGM)(f)	5.25%	11/01/2052	3,000	3,286,666

California (State of) Pollution Control Financing Authority;
Series 2012, RB(c)(g)	5.00%	07/01/2037	13,500	13,502,740

Series 2012, RB(c)(g)	5.00%	11/21/2045	18,260	18,139,285

California (State of) Pollution Control Financing Authority (Aemerge Redpak Services Southern California LLC); Series 2016, RB (Acquired 01/22/2016-09/26/2017; Cost $9,847,500)(c)(d)(e)(g)	7.00%	12/01/2027	9,925	992,500

California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021, RB(g)	5.00%	11/15/2046	2,000	1,756,959

Series 2021, RB(g)	5.00%	11/15/2051	1,735	1,492,829

Series 2021, RB(g)	5.00%	11/15/2056	1,160	976,802

California (State of) Public Finance Authority (Excelsior Charter Schools);
Series 2020 A, RB(g)	5.00%	06/15/2050	1,540	1,370,351

Series 2020 A, RB(g)	5.00%	06/15/2055	1,030	901,952

California (State of) School Finance Authority (Alliance for College-Ready Public Schools); Series 2013 A, RB	6.40%	07/01/2048	3,000	3,002,322

California (State of) School Finance Authority (Aspire Public Schools Obligated Group);
Series 2020 A, RB(g)	5.00%	08/01/2050	1,200	1,196,770

Series 2022, RB(g)	5.00%	08/01/2052	1,000	992,403

California (State of) School Finance Authority (Green Dot Public Schools);
Series 2022, Ref. RB(g)	5.00%	08/01/2032	700	729,762

Series 2022, Ref. RB(g)	5.38%	08/01/2042	1,150	1,191,251

Series 2022, Ref. RB(g)	5.75%	08/01/2052	1,160	1,217,441

California (State of) School Finance Authority (New Designs Charter School); Series 2012 A, RB	5.50%	06/01/2042	5,000	4,999,634

California (State of) School Finance Authority (TEACH Public Schools); Series 2019 A, RB(g)	5.00%	06/01/2058	500	439,289

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
California (State of) Statewide Communities Development Authority; Series 2022, RB (INS - AGM)(f)(i)	5.38%	08/15/2057	$10,000	$10,872,150

California (State of) Statewide Communities Development Authority (California Baptist University); Series 2014 A, RB(g)	6.13%	11/01/2033	1,560	1,561,974

California (State of) Statewide Communities Development Authority (Creative Child Care & Team Charter); Series 2015, RB(g)	6.75%	06/01/2045	6,505	6,228,292

California (State of) Statewide Communities Development Authority (Emanate Health); Series 2020 A, RB	3.00%	04/01/2050	5,000	3,669,708

California (State of) Statewide Communities Development Authority (Enloe Medical Center); Series 2022 A, RB (INS - AGM)(f)	5.25%	08/15/2052	2,000	2,159,764

California (State of) Statewide Communities Development Authority (Eskaton Properties, Inc.); Series 2012, RB	5.25%	11/15/2034	4,150	4,149,916

California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2016 A, RB(g)	5.00%	12/01/2046	6,630	6,510,446

Series 2016 A, RB(g)	5.25%	12/01/2056	25,000	24,275,307

Series 2018 A, RB(g)	5.50%	12/01/2058	24,340	24,572,549

Series 2018, RB(g)	5.25%	12/01/2043	500	506,273

California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002, RB	6.00%	05/01/2043	15,000	15,242,188

Series 2006 A, RB(h)	0.00%	06/01/2046	181,950	44,599,166

Series 2006 C, RB(g)(h)	0.00%	06/01/2055	211,450	12,788,137

California School Facilities Financing Authority; Series 2010, RB (INS - AGM)(f)(h)	0.00%	08/01/2049	29,405	8,015,474

Fairfield (City of), CA Community Facilities District No. 2007-1 (Fairfield Commons);
Series 2008, RB	6.75%	09/01/2028	2,550	2,571,653

Series 2008, RB	6.88%	09/01/2038	4,440	4,478,366

Foothill-Eastern Transportation Corridor Agency;
Series 2014 A, Ref. RB (INS - AGM)(f)(h)	0.00%	01/15/2036	45,000	28,325,610

Series 2014 A, Ref. RB(l)	6.85%	01/15/2042	5,000	5,934,408

Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(h)	0.00%	06/01/2066	478,053	49,884,878

Inland Empire Tobacco Securitization Corp.;
Series 2007 C-1, RB(h)	0.00%	06/01/2036	173,915	77,049,893

Series 2007 D, RB(h)	0.00%	06/01/2057	46,635	3,503,888

Series 2007 F, RB(g)(h)	0.00%	06/01/2057	99,650	5,605,861

Irvine Facilities Financing Authority (Irvine Great Park Infrastructure); Series 2023 A, RB (INS - BAM)(f)	4.00%	09/01/2058	3,500	3,442,781

Long Beach (City of), CA; Series 2022 C, RB (INS - AGM)(c)(f)	5.25%	06/01/2047	1,750	1,844,005

Long Beach Community College District (Election of 2008); Series 2012 B, GO Bonds(l)	4.75%	08/01/2049	12,000	8,018,192

Los Angeles (City of), CA Department of Airports; Series 2021 A, Ref. RB(c)(i)(k)	5.00%	05/15/2051	5,000	5,162,538

Los Angeles (City of), CA Department of Airports (Green Bonds); Series 2022 G, RB(c)	4.00%	05/15/2047	3,000	2,824,518

Los Angeles (City of), CA Department of Airports (Los Angeles International Airport) (Green Bonds);
Series 2023, Ref. RB(c)	4.13%	05/15/2043	500	490,797

Series 2023, Ref. RB(c)	5.25%	05/15/2048	7,315	7,803,314

Sacramento (County of), CA (Metro Air Park Community); Series 2022, Ref. RB	5.00%	09/01/2042	1,000	999,704

San Bernardino City Unified School District;
Series 2011 D, GO Bonds (INS - AGM)(f)(h)	0.00%	08/01/2036	7,650	4,751,715

Series 2011 D, GO Bonds (INS - AGM)(f)(h)	0.00%	08/01/2037	13,130	7,691,068

Series 2011 D, GO Bonds (INS - AGM)(f)(h)	0.00%	08/01/2038	13,515	7,435,530

Series 2011 D, GO Bonds (INS - AGM)(f)(h)	0.00%	08/01/2039	13,895	7,221,973

Series 2011 D, GO Bonds (INS - AGM)(f)(h)	0.00%	08/01/2040	14,280	7,020,901

Series 2011 D, GO Bonds (INS - AGM)(f)(h)	0.00%	08/01/2041	14,080	6,565,874

San Diego (County of), CA Regional Airport Authority;
Series 2021 B, RB(c)	4.00%	07/01/2056	2,660	2,371,985

Series 2021 B, RB(c)(i)	5.00%	07/01/2056	13,970	14,271,283

Series 2023 B, RB(c)	5.00%	07/01/2053	36,405	37,668,818

San Diego Unified School District (Election of 2008); Series 2012 E, GO Bonds(l)	5.25%	07/01/2042	10,000	7,429,756

San Diego Unified School District (Election of 2018); Series 2023, GO Bonds	4.00%	07/01/2053	12,500	12,280,119

San Francisco (City & County of), CA Airport Commission; Second Series 2023 C, Ref. RB(c)	5.75%	05/01/2048	10,000	11,120,685

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Second Series 2022 A, Ref. RB(c)	5.00%	05/01/2052	$1,435	$1,481,086

Series 2019 E, RB(c)	5.00%	05/01/2050	13,040	13,269,233

San Francisco (City & County of), CA Community Facilities District No. 2014-1 (Transbay Transit Center); Series 2022 A, RB	5.00%	09/01/2052	1,025	1,058,957

San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements);
Series 2013 C, RB(b)(h)(m)	0.00%	02/28/2024	5,710	2,798,983

Series 2013 C, RB(b)(h)(m)	0.00%	02/28/2024	2,000	860,529

Series 2013 C, RB(b)(h)(m)	0.00%	02/28/2024	17,000	5,423,073

San Francisco (City of), CA Bay Area Rapid Transit District; Series 2022, GO Bonds (INS - AGM)(f)(i)(k)	3.00%	08/01/2050	16,770	12,552,962

San Jose (City of), CA (Helzer Courts Apartments); Series 1999 A, RB(c)	6.40%	12/01/2041	12,758	12,181,913

San Luis Coastal Unified School District (Election of 2022); Series 2023 A, GO Bonds	4.00%	08/01/2049	10,000	10,017,365

Santa Rosa Elementary School District (Election of 2022); Series 2023 A, GO Bonds	4.00%	08/01/2053	2,700	2,656,468

Santa Rosa High School District (Election of 2022);
Series 2023 A, GO Bonds	4.00%	08/01/2046	3,500	3,487,310

Series 2023 A, GO Bonds	4.00%	08/01/2049	4,000	3,970,930

Savanna School District (Election of 2008); Series 2012 B, GO Bonds (INS - AGM)(f)(l)	6.75%	02/01/2052	7,500	5,815,025

Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(h)	0.00%	06/01/2036	10,000	4,907,689

Series 2007 A, RB(h)	0.00%	06/01/2047	20,000	4,908,648

Southern California Logistics Airport Authority;
Series 2007, RB	6.15%	12/01/2043	4,400	4,421,966

Series 2008 A, RB	6.00%	12/01/2033	1,475	1,482,364

Series 2008 A, RB(h)	0.00%	12/01/2045	18,085	3,584,539

Series 2008 A, RB(h)	0.00%	12/01/2046	18,085	3,321,081

Series 2008 A, RB(h)	0.00%	12/01/2047	18,085	3,073,862

Series 2008 A, RB(h)	0.00%	12/01/2048	18,085	2,843,911

Series 2008 A, RB(h)	0.00%	12/01/2049	18,085	2,630,008

Series 2008 A, RB(h)	0.00%	12/01/2050	18,085	2,431,344

Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2006, RB(h)	0.00%	06/01/2046	31,025	6,065,586

Series 2019, Ref. RB(h)	0.00%	06/01/2054	19,300	3,608,602

Vallejo (City of), CA Public Financing Authority (Hiddenbrooke Improvement District); Series 2004 A, RB	5.80%	09/01/2031	3,015	3,030,074

Ventura Unified School District (Election of 2022); Series 2022 A, GO Bonds(i)	4.00%	08/01/2052	10,000	9,980,960

Washington Township Health Care District (Election of 2020); Series 2023 B, GO Bonds	5.50%	08/01/2053	1,500	1,674,361

				816,443,235

Colorado–11.66%
3rd and Havana Metropolitan District;
Series 2020 A, GO Bonds	5.25%	12/01/2049	3,200	2,639,748

Series 2020 B, GO Bonds	7.75%	12/15/2049	1,925	1,730,334

64th Ave ARI Authority; Series 2020, RB	6.50%	12/01/2043	14,000	13,296,864

Aberdeen Metropolitan District No. 2; Series 2021, Ref. GO Bonds(l)	5.75%	12/01/2051	6,055	3,998,942

Amber Creek Metropolitan District; Series 2017 B, GO Bonds	7.75%	12/15/2047	463	409,703

Aurora Crossroads Metropolitan District No. 2; Series 2020 B, GO Bonds	7.75%	12/15/2050	3,500	3,208,476

Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	40,000	35,801,609

Banning Lewis Ranch Metropolitan District No. 4;
Series 2018 A, GO Bonds	5.75%	12/01/2048	4,954	4,934,444

Series 2018 B, GO Bonds	8.00%	12/15/2048	2,063	1,952,719

Series 2018 C, GO Bonds	8.00%	12/15/2051	4,134	3,338,746

Banning Lewis Ranch Metropolitan District No. 5;
Series 2018 A, GO Bonds	5.75%	12/01/2048	2,195	2,185,967

Series 2018 B, GO Bonds	8.00%	12/15/2048	511	483,684

Series 2018 C, GO Bonds	8.00%	12/15/2051	1,942	1,565,833

Banning Lewis Ranch Metropolitan District No. 8; Series 2021, GO Bonds(g)	4.88%	12/01/2051	4,500	3,383,299

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Colorado–(continued)
Banning Lewis Ranch Regional Metropolitan District No. 1;
Series 2018 A, GO Bonds	5.38%	12/01/2048	$2,500	$2,385,623

Series 2018 B, GO Bonds	7.75%	12/15/2041	630	601,811

Series 2018 C, GO Bonds	8.00%	12/15/2041	1,801	1,490,194

Banning Lewis Ranch Regional Metropolitan District No. 2; Series 2021, GO Bonds	5.75%	12/01/2051	5,190	4,507,549

Base Village Metropolitan District No. 2; Series 2016 B, Ref. GO Bonds	6.50%	12/15/2048	2,830	1,835,545

Baseline Metropolitan District No. 1;
Series 2018 A-1, RB	5.38%	12/01/2034	5,567	5,612,021

Series 2018 A-1, RB	5.75%	12/01/2048	3,850	3,867,723

Series 2018 A-2, RB	5.50%	12/01/2034	8,340	8,436,045

Series 2018 A-2, RB	5.85%	12/01/2048	9,000	9,066,051

Series 2021 B, GO Bonds	7.50%	12/15/2051	2,195	1,981,990

Belford North Metropolitan District; Series 2020 B, GO Bonds	8.50%	12/15/2050	6,500	6,036,815

Bella Mesa Metropolitan District; Series 2020 A, GO Bonds(g)(l)	6.75%	12/01/2049	3,785	3,309,612

Bennett Ranch Metropolitan District No. 1; Series 2021 B, GO Bonds	7.50%	12/15/2051	1,221	1,093,013

Berthoud-Heritage Metropolitan District No. 1; Series 2019, RB	5.63%	12/01/2048	10,000	9,515,300

Berthoud-Heritage Metropolitan District No. 10; Series 2022 B, GO Bonds	8.00%	12/15/2052	6,840	6,291,082

Brighton Crossing Metropolitan District No. 4; Series 2017 B, GO Bonds	7.00%	12/15/2047	670	614,546

Broadway Station Metropolitan District No. 2; Series 2019 B, GO Bonds(l)	7.50%	12/01/2048	7,075	5,042,355

Broadway Station Metropolitan District No. 3; Series 2019 B, GO Bonds(l)	7.50%	12/01/2049	30,465	19,210,129

Bromley Park Metropolitan District No. 2; Series 2018 C, Ref. GO Bonds(b)(m)	7.85%	12/15/2023	6,297	6,305,211

Buffalo Highlands Metropolitan District;
Series 2018 A, GO Bonds	5.25%	12/01/2038	999	965,793

Series 2018 A, GO Bonds	5.38%	12/01/2048	1,750	1,635,305

Series 2018 B, GO Bonds	7.63%	12/15/2046	1,226	1,133,348

Buffalo Ridge Metropolitan District; Series 2018 B, GO Bonds	7.38%	12/15/2047	1,438	1,371,409

Canyon Pines Metropolitan District;
Series 2021 A-1, GO Bonds	5.25%	12/01/2023	5	5,000

Series 2021 A-1, GO Bonds	5.25%	12/01/2051	6,995	5,952,523

Canyons Metropolitan District No. 5;
Series 2016, GO Bonds	7.00%	12/15/2057	10,116	6,887,333

Series 2017 A, Ref. GO Bonds	6.00%	12/01/2037	1,750	1,714,360

Series 2017 A, Ref. GO Bonds	6.13%	12/01/2047	4,735	4,622,843

Series 2017 B, GO Bonds	8.00%	12/15/2047	3,500	3,252,692

Cascade Ridge Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2051	3,000	2,476,674

Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2017, RB(g)	5.00%	12/01/2047	500	449,122

Chambers Highpoint Metropolitan District No. 2;
Series 2021, GO Bonds	5.00%	12/01/2041	520	450,365

Series 2021, GO Bonds	5.00%	12/01/2051	835	672,731

Citadel on Colfax Business Improvement District;
Series 2020 A, RB	5.35%	12/01/2050	2,900	2,558,269

Series 2020 B, RB	7.88%	12/15/2050	465	423,736

City Center West Commercial Metropolitan District;
Series 2020 A, Ref. GO Bonds	7.00%	12/01/2049	3,982	3,861,697

Series 2020 B, GO Bonds	9.00%	12/15/2049	581	563,491

City Center West Residential Metropolitan District No. 2; Series 2019 B, GO Bonds	7.75%	12/15/2049	1,425	1,300,320

Clear Creek Station Metropolitan District No. 2; Series 2017 B, GO Bonds	7.38%	12/15/2047	500	467,540

Clear Creek Transit Metropolitan District No. 2; Series 2021 B, GO Bonds	7.90%	12/15/2050	1,160	1,041,480

Colliers Hill Metropolitan District No. 1;
Series 2019 B, Ref. GO Bonds	8.00%	12/15/2048	2,500	2,316,428

Series 2021 C, GO Bonds	7.25%	12/15/2049	2,350	2,071,917

Colliers Hill Metropolitan District No. 2;
Series 2022 B-2, GO Bonds	7.63%	12/15/2042	5,782	5,254,875

Series 2022, Ref. GO Bonds	5.75%	12/15/2047	2,995	2,793,604

Colorado (State of) Educational & Cultural Facilities Authority (Community Leadership Academy);
Series 2008, RB	6.25%	07/01/2028	990	990,819

Series 2008, RB	6.50%	07/01/2038	1,000	1,000,434

Series 2013, RB	7.45%	08/01/2048	2,245	2,246,818

Colorado (State of) Health Facilities Authority (Aberdeen Ridge); Series 2021 A, RB	5.00%	05/15/2044	3,750	2,348,770

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Colorado–(continued)
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2022, RB	5.50%	11/01/2047	$7,250	$7,679,069

Series 2022, RB	5.25%	11/01/2052	4,500	4,643,673

Colorado (State of) Health Facilities Authority (Sunny Vista Living Center);
Series 2015 A, Ref. RB(g)	5.75%	12/01/2035	1,650	1,213,748

Series 2015 A, Ref. RB(g)	6.13%	12/01/2045	2,300	1,548,848

Series 2015 A, Ref. RB(g)	6.25%	12/01/2050	4,070	2,700,204

Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, RB	5.25%	07/01/2027	2,690	2,500,688

Series 2007 A, RB	5.30%	07/01/2037	2,830	2,196,153

Colorado (State of) International Center Metropolitan District No. 14;
Series 2018, GO Bonds	5.88%	12/01/2046	13,500	13,070,372

Series 2022, GO Bonds	7.50%	12/15/2051	15,000	13,665,705

Colorado (State of) International Center Metropolitan District No. 4;
Series 2019 A, Ref. GO Bonds(l)	6.00%	12/01/2047	30,920	26,639,964

Series 2019 A-2, GO Bonds(l)	6.25%	12/01/2048	15,075	14,226,784

Series 2019 B-2, GO Bonds	8.75%	12/15/2048	1,997	1,902,459

Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2020 A, Ref. RB	4.00%	07/15/2038	350	338,168

Colorado Crossing Metropolitan District No. 2; Series 2020 B, GO Bonds(g)	7.50%	12/15/2050	3,495	3,069,626

Conestoga Metropolitan District No. 2; Series 2021 A, GO Bonds	5.25%	12/01/2051	1,625	1,417,790

Copperleaf Metropolitan District No. 6; Series 2018 B, GO Bonds(b)(m)	7.50%	12/15/2023	820	845,573

Cottonwood Highlands Metropolitan District No. 1; Series 2019 B, GO Bonds	8.75%	12/15/2049	2,095	2,010,565

Cottonwood Hollow Residential Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2051	15,824	12,696,290

Creekside Village Metropolitan District; Series 2019, GO Bonds	7.75%	12/15/2049	569	518,133

Crossroads Metropolitan District No. 1; Series 2022, GO Bonds	6.50%	12/01/2051	9,000	8,561,637

Crowfoot Valley Ranch Metropolitan District No. 2;
Series 2018 A, GO Bonds	5.63%	12/01/2038	3,555	3,529,399

Series 2018 A, GO Bonds	5.75%	12/01/2048	10,415	10,032,526

Series 2018 B, GO Bonds	8.00%	12/15/2048	1,630	1,510,311

Dacono Urban Renewal Authority; Series 2020, RB	6.25%	12/01/2039	1,976	1,976,000

Deer Creek Villas Metropolitan District; Series 2022 B, GO Bonds	7.75%	12/15/2055	650	588,976

Denver (City & County of), CO;
Series 2018 A, RB(c)(i)	5.00%	12/01/2048	10,000	10,159,076

Series 2021 A, RB(i)	4.00%	08/01/2051	17,350	16,359,315

Series 2022 A, RB(c)	5.00%	11/15/2047	15,180	15,833,171

Series 2022 A, RB(c)	4.13%	11/15/2053	5,000	4,571,643

Series 2022 A, RB(c)	5.50%	11/15/2053	9,255	9,995,151

Series 2022, RB(c)(i)(k)	5.00%	11/15/2042	4,000	4,242,099

Series 2022, RB(c)(i)(k)	5.75%	11/15/2045	8,000	8,889,263

Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(c)	5.00%	10/01/2032	30,840	30,527,467

Denver (City & County of), CO Airport System; Series 2022 D, RB(c)(i)(k)	5.00%	11/15/2053	26,000	26,990,348

Denver (City & County of), CO Convention Center Hotel Authority;
Series 2016, Ref. RB	5.00%	12/01/2032	1,000	1,021,264

Series 2016, Ref. RB	5.00%	12/01/2040	250	250,929

Denver Gateway Center Metropolitan District; Series 2018 B, GO Bonds	7.88%	12/15/2048	1,855	1,644,293

Denver International Business Center Metropolitan District No. 1; Series 2019 B, GO Bonds	6.00%	12/01/2048	2,300	2,289,595

Elbert & Highway 86 Commercial Metropolitan District; Series 2021 B, GO Bonds(g)	8.00%	12/15/2051	1,905	1,696,304

Elevation Park Metropolitan District; Series 2021, GO Bonds	4.25%	12/01/2051	2,455	1,782,880

Erie Commons Metropolitan District No. 2; Series 2019 B, Ref. GO Bonds	6.95%	12/15/2054	3,100	2,827,862

Erie Highlands Metropolitan District No. 2; Series 2018 C, GO Bonds	8.00%	12/15/2052	3,600	2,902,461

Evan’s Place Metropolitan District; Series 2020 A, GO Bonds	5.00%	12/01/2040	550	515,269

Flying Horse Metropolitan District No. 3; Series 2019, Ref. GO Bonds(g)	6.00%	12/01/2049	2,970	2,797,168

Forest Trace Metropolitan District No 3; Series 2023 B, GO Bonds(g)	9.00%	12/15/2047	1,046	1,049,979

Forest Trace Metropolitan District No. 3; Series 2020 B, GO Bonds	7.88%	12/15/2049	933	909,137

Fourth North Business Improvement District; Series 2022 B, RB	8.13%	12/15/2052	4,525	4,481,431

Gardens at East Iliff Metropolitan District; Series 2019 B, GO Bonds	8.50%	12/15/2049	680	634,046

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Colorado–(continued)
Gardens on Havana Metropolitan District No. 3 (The);
Series 2017 A, RB	5.13%	12/01/2037	$1,070	$1,042,749

Series 2017 A, RB	5.25%	12/01/2047	1,015	956,876

Series 2017 B, RB	7.75%	12/15/2047	997	945,190

Granby Ranch Metropolitan District; Series 2018, Ref. GO Bonds(g)	5.50%	12/01/2052	5,490	5,065,494

Hance Ranch Metropolitan District;
Series 2020, GO Bonds	5.00%	12/01/2040	565	513,438

Series 2020, GO Bonds	5.13%	12/01/2050	1,810	1,565,411

Haskins Station Metropolitan District; Series 2019 B, GO Bonds	8.75%	12/15/2049	1,328	1,221,202

Hess Ranch Metropolitan District No. 6;
Series 2020 A-2, GO Bonds(l)	5.75%	12/01/2049	9,000	6,631,068

Series 2020 B, GO Bonds	8.00%	12/15/2049	4,683	4,224,185

Series 2022 C, GO Bonds(g)	8.25%	12/15/2052	15,569	13,802,874

Highlands Metropolitan District No. 1; Series 2021, GO Bonds	5.00%	12/01/2051	575	467,598

Home Place Metropolitan District; Series 2020 B, GO Bonds	8.25%	12/15/2050	834	775,112

Homestead Hills Metropolitan District; Series 2020 B, GO Bonds	8.00%	12/15/2050	722	677,684

Independence Metropolitan District No. 3;
Series 2019 A, GO Bonds	6.25%	12/01/2049	8,095	7,435,816

Series 2019 B, GO Bonds	9.00%	12/15/2049	4,230	3,993,231

Series 2021, GO Bonds	9.00%	12/15/2049	8,405	7,934,541

Independence Water & Sanitation District; Series 2019, RB	7.25%	12/01/2038	4,402	4,552,493

Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	6,909	6,606,208

Johnstown Farms East Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2051	2,562	2,126,012

Johnstown Village Metropolitan District No. 2; Series 2020 B, GO Bonds(g)	7.75%	12/15/2050	711	649,585

Jones District Community Authority Board; Series 2020 A, RB(l)	5.75%	12/01/2050	6,815	5,861,654

Kinston Metropolitan District No. 5; Series 2020 B, GO Bonds	7.50%	12/15/2052	3,800	3,392,659

Lake Bluff Metropolitan District No. 2; Series 2021, Ref. GO Bonds	5.25%	12/01/2051	12,086	10,013,639

Lakes at Centerra Metropolitan District No. 2; Series 2018 B, GO Bonds	7.63%	12/15/2047	1,795	1,672,087

Lanterns Rock Creek Metropolitan District; Series 2020, GO Bonds	6.25%	08/01/2045	1,495	1,376,196

Liberty Draw Metropolitan District No. 6; Series 2023, GO Bonds	7.25%	12/01/2053	2,740	2,730,002

Lowell Metropolitan District; Series 2023 B-3, Ref. GO Bonds	8.50%	12/15/2052	1,831	1,826,911

Mayberry Springs Community Authority; Series 2021 B, RB	8.00%	04/15/2051	3,351	3,008,118

Mayfield Metropolitan District;
Series 2020 A, GO Bonds	5.75%	12/01/2050	1,190	1,149,230

Series 2020 B, GO Bonds	8.25%	12/15/2050	622	591,296

Series 2020 C, GO Bonds	3.00%	12/15/2050	767	278,333

Meadowbrook Crossing Metropolitan District; Series 2020 B, Ref. GO Bonds(g)	7.75%	12/15/2049	494	449,888

Meadowlark Metropolitan District; Series 2020 B, GO Bonds	7.63%	12/15/2050	607	553,703

Midtown Clear Creek Metropolitan District; Series 2023 B, Ref. GO Bonds	8.00%	12/15/2053	790	800,506

Mirabelle Metropolitan District No. 2; Series 2020 B, GO Bonds	7.38%	12/15/2049	1,473	1,332,173

Montrose (County of), CO (The Homestead at Montrose, Inc.);
Series 2003 A, RB	7.00%	02/01/2025	550	544,422

Series 2003 A, RB	7.00%	02/01/2038	6,200	5,553,956

Morgan Hill Metropolitan District No. 3; Series 2021 B, GO Bonds	6.38%	12/15/2051	1,460	1,326,920

Murphy Creek Metropolitan District No. 5;
Series 2022 A, GO Bonds	6.00%	12/01/2052	3,000	2,893,952

Series 2022 B, GO Bonds	9.25%	12/15/2052	3,532	3,452,044

Neu Town Metropolitan District; Series 2018 B, Ref. GO Bonds	7.75%	12/15/2046	2,285	2,124,721

North Holly Metropolitan District;
Series 2018 A, GO Bonds	5.50%	12/01/2048	1,260	1,201,635

Series 2018 B, GO Bonds	7.88%	12/15/2048	1,015	953,639

Series 2018 C, GO Bonds	8.00%	12/15/2050	1,614	1,267,378

North Range Metropolitan District No. 2;
Series 2017 A, Ref. GO Bonds	5.63%	12/01/2037	3,197	3,219,375

Series 2017 A, Ref. GO Bonds	5.75%	12/01/2047	4,885	4,904,520

Series 2017 B, GO Bonds	7.75%	12/15/2047	2,377	2,369,524

Painted Prairie Metropolitain District No. 2; Series 2018, GO Bonds	5.25%	12/01/2048	2,962	2,679,772

Palisade Metropolitan District No. 2; Series 2019, GO Bonds	7.25%	12/15/2049	3,712	3,378,797

Peak Metropolitan District No. 1; Series 2021 B, GO Bonds(g)	7.63%	12/15/2051	1,652	1,483,097

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Colorado–(continued)
Promontory Metropolitan District No. 3; Series 2020 A, GO Bonds	6.25%	12/01/2050	$1,021	$926,160

Pronghorn Valley Metropolitan District; Series 2021 B, GO Bonds	7.25%	12/15/2051	500	441,528

Pueblo Urban Renewal Authority (Evraz); Series 2021, RB(g)	4.75%	12/01/2045	3,930	2,672,400

Raindance Metropolitan District No. 2; Series 2019 B, GO Bonds	7.50%	12/15/2049	2,290	2,072,287

Reata Ridge Village Metropolitan District No. 2; Series 2019 B-3, GO Bonds	8.00%	12/15/2049	615	572,870

Remuda Ranch Metropolitan District; Series 2020 B, GO Bonds	7.63%	12/15/2050	574	520,263

Riverdale Peaks II Metropolitan District; Series 2005, GO Bonds(j)	6.50%	12/01/2035	1,000	820,000

Riverwalk Metropolitan District No. 2; Series 2022 B, RB	7.75%	12/15/2052	5,902	5,388,036

RM Mead Metropolitan District; Series 2020 B, GO Bonds	8.00%	12/15/2050	610	553,839

Rock Canyon Metropolitan District;
Series 2020 A, GO Bonds	5.00%	12/01/2049	1,637	1,465,041

Series 2020 B, GO Bonds	8.75%	12/15/2049	398	369,491

Rocky Mountain Rail Park Metropolitan District;
Series 2021 A, GO Bonds(g)	5.00%	12/01/2041	5,645	3,818,118

Series 2021 B, GO Bonds(g)	8.25%	12/15/2051	7,200	5,905,366

Rudolph Farms Metropolitan District No. 6; Series 2022 A, GO Bonds	6.50%	06/01/2052	13,000	12,543,335

Settler’s Crossing Metropolitan District No. 1;
Series 2020 B, GO Bonds	7.63%	12/15/2050	598	545,493

Series 2021 C, GO Bonds	7.63%	12/15/2052	4,560	4,053,880

Severance Shores Metropolitan District No. 4; Series 2020 B, GO Bonds	8.25%	12/15/2049	805	746,083

Silver Peaks Metropolitan District No. 3;
Series 2020 A, GO Bonds	5.00%	12/01/2050	550	473,277

Series 2020 B, GO Bonds	7.00%	12/15/2050	500	442,293

South Aurora Regional Improvement Authority; Series 2018, RB	6.25%	12/01/2057	2,815	2,643,194

Spring Valley Metropolitan District No. 3; Series 2020 B, GO Bonds	8.50%	12/15/2049	656	607,455

St. Vrain Lakes Metropolitan District No. 2; Series 2017 B, GO Bonds	7.63%	12/15/2047	1,080	1,061,260

STC Metropolitan District No. 2; Series 2019 B, GO Bonds	8.00%	12/15/2049	3,954	3,645,363

Sterling Ranch Community Authority Board; Series 2020 B, RB	7.13%	12/15/2050	693	660,150

Tailholt Metropolitan District No. 3;
Series 2018 A, GO Bonds	6.00%	12/01/2048	7,545	7,271,080

Series 2018 B, GO Bonds	8.13%	12/15/2048	1,647	1,557,810

Talon Pointe Metropolitan District; Series 2019 B, Ref. GO Bonds	8.00%	12/15/2051	2,595	2,052,714

Three Springs Metropolitan District No. 1; Series 2020 B, Ref. GO Bonds	7.13%	12/15/2050	1,695	1,512,901

Timberleaf Metropolitan District; Series 2020 B, GO Bonds	8.25%	12/15/2050	777	722,137

Trails at Crowfoot Metropolitan District No. 3; Series 2019, GO Bonds	9.00%	12/15/2049	3,140	2,975,608

Transport Metropolitan District No. 3; Series 2021 A-2, GO Bonds(l)	5.50%	12/01/2051	3,000	2,180,242

Tuscan Foothills Village Metropolitan District; Series 2019 A, GO Bonds	6.25%	12/01/2049	1,240	1,174,888

Uplands Metropolitan District No 1; Series 2023 A, GO Bonds	7.50%	09/01/2053	7,970	8,076,339

USAFA Visitor’s Center Business Improvement District; Series 2022 C, RB(g)	7.75%	12/15/2052	24,275	22,115,860

Velocity Metropolitan District No. 5; Series 2022 B, GO Bonds	8.00%	12/15/2039	14,197	12,995,529

Verve Metropolitan District No. 1; Series 2023, GO Bonds	6.75%	12/01/2052	4,385	4,071,154

Villages at Castle Rock Metropolitan District No. 6; Series 2021 B, Ref. GO Bonds(g)	5.70%	12/01/2051	27,543	24,382,774

Villages at Johnstown Metropolitan District No. 3; Series 2020 B, GO Bonds	7.50%	12/15/2050	843	758,726

Vista Meadows Metropolitan District; Series 2023, GO Bonds	9.25%	12/15/2053	1,418	1,398,439

Vista Meadows Metropolitan District (Senior Bonds); Series 2023 A, GO Bonds	7.25%	12/01/2053	8,750	8,605,298

Wagons West Metropolitan District; Series 2020 B-3, GO Bonds	8.50%	12/15/2049	553	508,852

Waters’ Edge Metropolitan District No. 2; Series 2021, GO Bonds	5.00%	12/01/2051	4,445	3,659,044

Waterstone Metropolitan District No. 1; Series 2020 A, GO Bonds	6.00%	12/01/2049	15,680	15,596,898

Waterview II Metropolitan District; Series 2022 B, GO Bonds	8.00%	12/15/2051	2,915	2,683,023

West Meadow Metropolitan District (Senior Bonds); Series 2023 A, Ref. GO Bonds(g)	6.50%	12/01/2050	1,500	1,535,595

Westerly Metropolitan District No. 4;
Series 2021 A-2, GO Bonds(l)	5.20%	12/01/2050	1,000	688,725

Series 2021 B, GO Bonds	8.00%	12/15/2050	4,238	3,733,057

Wild Plum Metropolitan District; Series 2019 B, GO Bonds(b)(g)(m)	7.75%	12/01/2024	505	539,926

Willow Springs Metropolitan District; Series 2019 B, GO Bonds	7.75%	12/15/2049	650	590,110

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Colorado–(continued)
Windler Public Improvement Authority;
Series 2021 A-1, RB	4.13%	12/01/2051	$9,000	$5,444,246

Series 2021 A-2, RB(l)	4.13%	12/01/2031	1,500	1,064,551

Series 2021 A-2, RB(l)	4.50%	12/01/2041	1,130	661,377

Series 2021 A-2, RB(l)	4.63%	12/01/2051	40,060	21,984,055

Winsome Metropolitan District No. 3; Series 2021 A, GO Bonds(g)	5.13%	12/01/2050	2,700	2,212,025

				887,692,570

Connecticut–0.16%
Connecticut (State of) Health & Educational Facilities Authority; Series 2020 G-1, Ref. RB(g)	5.00%	07/01/2039	1,100	1,049,967

Connecticut (State of) Health & Educational Facilities Authority (Nuvance Health); Series 2019 A, Ref. RB	4.00%	07/01/2041	5,670	4,987,040

Connecticut (State of) Health & Educational Facilities Authority (Stamford Hospital); Series 2022, Ref. RB	4.00%	07/01/2041	225	209,588

Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds(d)(j)	5.13%	10/01/2036	7,935	952,200

Hamden (Town of), CT (Whitney Center);
Series 2019, Ref. RB	5.00%	01/01/2050	1,000	802,115

Series 2022 A, RB	7.00%	01/01/2053	4,000	4,039,755

				12,040,665

Delaware–0.18%
Delaware (State of) Economic Development Authority (Aspira of Delaware Charter Operations, Inc.);
Series 2016 A, RB	5.00%	06/01/2046	1,250	1,092,597

Series 2016 A, RB	5.00%	06/01/2051	1,100	935,778

Millsboro (Town of), DE (Plantation Lakes Special Development District);
Series 2018, Ref. RB(g)	5.13%	07/01/2038	7,992	7,805,728

Series 2018, Ref. RB(g)	5.25%	07/01/2048	4,098	3,897,341

				13,731,444

District of Columbia–0.97%
District of Columbia; Series 2023 A, RB	5.25%	05/01/2048	11,500	12,750,797

District of Columbia (Ingleside at Rock Creek);
Series 2017 A, RB	5.00%	07/01/2032	500	478,784

Series 2017 A, RB	5.00%	07/01/2037	950	863,409

Series 2017 A, RB	5.00%	07/01/2052	9,485	7,606,145

District of Columbia Tobacco Settlement Financing Corp.;
Series 2006 A, RB(h)	0.00%	06/15/2046	100,920	24,567,056

Series 2006 C, RB(h)	0.00%	06/15/2055	60,320	5,893,674

Metropolitan Washington Airports Authority;
Series 2018 A, Ref. RB(c)	5.00%	10/01/2043	2,820	2,890,810

Series 2021 A, Ref. RB(c)	5.00%	10/01/2046	5,000	5,201,698

Series 2022, Ref. RB (INS - AGM)(f)	4.00%	10/01/2052	4,365	4,092,408

Series 2023 A, Ref. RB(c)(i)(k)	5.25%	10/01/2048	7,710	8,196,572

Series 2023 A, Ref. RB(c)	4.50%	10/01/2053	1,250	1,218,213

				73,759,566

Florida–7.97%
Alachua (County of), FL Health Facilities Authority (East Ridge Retirement Village, Inc.);
Series 2014, RB	5.00%	11/15/2024	2,320	2,230,982

Series 2014, RB	5.63%	11/15/2029	1,000	833,023

Series 2014, RB	6.00%	11/15/2029	4,000	3,351,032

Series 2014, RB	6.00%	11/15/2034	3,305	2,467,090

Series 2014, RB	6.25%	11/15/2044	22,145	15,033,058

Series 2014, RB	6.38%	11/15/2049	5,130	3,412,600

Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.);
Series 2019, RB	4.00%	12/01/2049	2,500	2,293,932

Series 2022, RB(i)(k)	4.00%	12/01/2049	11,450	10,506,211

Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs);
Series 2022 A, Ref. RB(g)	5.00%	11/15/2061	40,750	26,579,986

Series 2022 B, RB(g)	6.50%	11/15/2033	3,325	2,813,069

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)
Boggy Creek Improvement District;
Series 2023, Ref. RB	5.13%	05/01/2043	$1,775	$1,734,612

Series 2023, Ref. RB	5.38%	05/01/2053	4,325	4,207,228

Brevard (County of), FL Health Facilities Authority; Series 2022, RB(i)(k)	5.00%	04/01/2052	10,000	10,297,007

Broward (County of), FL; Series 2022, RB(i)	5.50%	01/01/2055	10,000	10,955,079

Buckeye Park Community Development District; Series 2008 A, RB	7.88%	05/01/2038	740	739,887

Capital Trust Agency, Inc. (Franklin Academy); Series 2020, RB(g)	5.00%	12/15/2055	4,800	3,904,064

Capital Trust Agency, Inc. (H-Bay Ministries, Inc.- Superior Residences);
Series 2018 A-1, RB(d)	4.00%	07/01/2038	2,750	550,000

Series 2018 A-1, RB(d)	4.00%	07/01/2043	1,000	200,000

Series 2018 A-1, RB(d)	5.00%	07/01/2048	5,660	1,132,000

Series 2018 A-1, RB(d)	4.13%	07/01/2053	2,000	400,000

Series 2018 B, RB(d)	5.00%	07/01/2043	500	15,000

Series 2018 B, RB(d)	5.00%	07/01/2053	1,100	33,000

Capital Trust Agency, Inc. (Imagine School at North Manatee);
Series 2021 C, RB(g)	5.00%	06/01/2056	520	426,995

Series 2021, RB(g)	5.00%	06/01/2056	900	739,030

Capital Trust Agency, Inc. (New Springs, Inc.); Series 2021, RB	4.75%	06/01/2056	4,825	3,463,542

Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.);
Series 2017, Ref. RB(g)	5.00%	07/01/2037	1,000	803,916

Series 2017, Ref. RB(g)	5.00%	07/01/2046	600	425,810

Capital Trust Agency, Inc. (Sustainability Bonds); Series 2021, RB(g)	4.00%	06/15/2051	2,220	1,592,608

Capital Trust Agency, Inc. (Tallahassee Tapestry);
Series 2015, RB(d)(g)	6.75%	12/03/2035	5,405	1,770,138

Series 2015, RB (Acquired 12/02/2015; Cost $1,976,520)(d)(e)(g)	7.00%	12/01/2045	2,000	655,000

Series 2015, RB(d)(g)	7.13%	12/01/2050	1,000	327,500

Capital Trust Agency, Inc. (University Bridge LLC Student Housing);
Series 2018 A, RB(g)	5.25%	12/01/2043	18,350	17,205,872

Series 2018 A, RB(g)	5.25%	12/01/2058	16,600	14,942,676

Capital Trust Authority (Imagine School At West Pasco Project);
Series 2023, RB(g)	6.50%	12/15/2053	1,315	1,320,102

Series 2023, RB(g)	6.50%	12/15/2058	2,100	2,091,305

Charlotte (County of), FL Industrial Development Authority (Town & Country Utilities);
Series 2019, RB(c)(g)	5.00%	10/01/2049	2,420	2,291,131

Series 2021, RB(c)(g)	4.00%	10/01/2041	1,200	1,031,278

Series 2021, RB(c)(g)	4.00%	10/01/2051	700	549,453

Collier (County of), FL Industrial Development Authority (The Arlington of Naples);
Series 2014 A, RB(d)(g)	8.13%	05/15/2044	4,974	159,161

Series 2014 A, RB(d)(g)	8.25%	05/15/2049	33,235	1,063,538

Series 2015 A, RB (Acquired 06/30/2015; Cost $259,809)(d)(e)(g)	5.50%	05/15/2025	260	8,314

Series 2015 A, RB (Acquired 06/30/2015; Cost $658,936)(d)(e)(g)	6.25%	05/15/2035	659	21,086

Series 2015 A, RB (Acquired 06/30/2015; Cost $2,259,208)(d)(e)(g)	6.50%	05/15/2049	2,259	72,295

Escambia (County of), FL Health Facilities Authority; Series 2020, Ref. RB	4.00%	08/15/2045	12,830	11,291,569

Escambia (County of), FL Health Facilities Authority (Baptist Health Care Corp. Obligated Group); Series 2020, Ref. RB (INS - AGM)(f)	3.00%	08/15/2050	13,685	10,136,224

Florida (State of), FL Department of Transportation (Turnpike); Series 2022 C, RB(i)	5.00%	07/01/2052	10,000	10,637,576

Florida Development Finance Corp.; Series 2023, RB(b)(c)(g)	6.13%	07/01/2026	1,400	1,404,810

Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2021, Ref. RB(b)(c)(g)	7.50%	08/15/2024	13,500	13,412,999

Series 2022, Ref. RB(b)(c)(g)	8.00%	04/01/2024	27,000	27,279,820

Florida Development Finance Corp. (Central Charter School);
Series 2022, Ref. RB(g)	5.63%	08/15/2042	1,515	1,428,792

Series 2022, Ref. RB(g)	5.88%	08/15/2052	5,000	4,668,951

Series 2022, Ref. RB(g)	6.00%	08/15/2057	5,500	5,146,577

Florida Development Finance Corp. (Green Bonds); Series 2019 B, RB(c)(g)	7.38%	01/01/2049	46,290	46,492,125

Florida Development Finance Corp. (Mater Academy); Series 2022 A, RB	5.00%	06/15/2056	3,815	3,761,661

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)
Florida Development Finance Corp. (Palm Bay Academy, Inc.);
Series 2017, Ref. RB(g)(j)	0.00%	05/15/2037	$970	$10

Series 2017, Ref. RB(g)	6.38%	05/15/2037	2,705	2,285,712

Series 2017, Ref. RB(g)(j)	6.38%	05/15/2037	1,265	253,000

Florida Development Finance Corp. (Parrish Charter Academy, Inc.); Series 2023, RB(b)(g)	6.25%	06/15/2028	2,000	1,966,793

Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2015, RB(g)	6.13%	06/15/2046	14,035	13,992,146

Florida Development Finance Corp. (UF Health Jacksonville); Series 2022, Ref. RB	5.00%	02/01/2052	3,000	2,647,668

Florida Development Finance Corp. (Virgin Trains USA Passenger Rail); Series 2019 A, Ref. RB(b)(c)(g)	6.25%	01/01/2024	11,410	11,401,098

Gainesville (City of), FL; Series 2012 B, Ref. VRD RB(n)	2.15%	10/01/2042	13,625	13,625,000

Gramercy Farms Community Development District;
Series 2007 A-1, RB(d)	5.25%	05/01/2039	1,335	214

Series 2007 A-2, RB(d)	5.25%	05/01/2039	1,700	272

Series 2011, Ref. RB(j)	0.00%	05/01/2039	13,190	6,858,800

Highlands (County of), FL Health Facilities Authority (Trousdale Foundation Properties);
Series 2018 A, RB (Acquired 08/29/2018-12/30/2020; Cost $12,283,078)(d)(e)	6.25%	04/01/2049	13,980	4,054,200

Jacksonville (City of), FL (Brooks Rehabilitation); Series 2020, Ref. RB	5.00%	11/01/2050	10,005	10,144,046

Kendall Breeze West Community Development District; Series 2004, RB	5.88%	05/01/2034	840	840,458

Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.75%	08/15/2050	9,000	7,753,912

Series 2020 A, Ref. RB	5.75%	08/15/2055	6,000	5,088,833

Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(g)	5.50%	07/15/2048	2,250	1,971,632

Series 2018 A, RB(g)	5.75%	07/15/2053	2,030	1,865,626

Lee (County of), FL Industrial Development Authority (Lee County Community Charter Schools, LLC);
Series 2012, IDR(g)	5.50%	06/15/2032	1,880	1,809,969

Series 2012, IDR(g)	5.75%	06/15/2042	3,210	3,031,003

Miami-Dade (County of), FL;
Series 2009, RB(h)	0.00%	10/01/2035	12,000	7,477,300

Series 2009, RB(h)	0.00%	10/01/2042	42,215	17,503,234

Series 2017 B, Ref. RB(c)(i)(k)	5.00%	10/01/2040	8,900	9,005,934

Series 2021, RB (INS - AGM)(f)(i)(k)	3.00%	10/01/2051	12,000	8,564,431

Series 2022 A, RB(i)	5.00%	04/01/2052	15,720	16,531,521

Series 2022 A, Ref. RB(c)	5.25%	10/01/2052	19,250	20,058,032

Series 2022, RB(i)	5.00%	07/01/2052	10,000	10,556,168

Subseries 2021 A-1, Ref. RB (INS - AGM)(c)(f)	4.00%	10/01/2045	9,000	8,409,106

Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group); Series 2022, RB(i)	4.00%	10/01/2052	17,245	16,034,661

Orange (County of), FL Housing Finance Authority (Alhambra Trace Apartments); Series 1998 C, RB	7.00%	04/01/2028	750	750,391

Orange (County of), FL Housing Finance Authority (Governors Manor Apartments); Series 2001 F-4, RB	7.25%	10/01/2031	2,175	2,176,335

Orange (County of), FL Housing Finance Authority (Lake Davis Apartments); Series 2001 F-1, RB	7.25%	10/01/2031	450	450,095

Orange (County of), FL Housing Finance Authority (Lake Jennie Phase I); Series 2001 F-2, RB	7.25%	10/01/2031	105	105,064

Orange (County of), FL Housing Finance Authority (Lake Jennie Phase II); Series 2001 F-3, RB	7.25%	10/01/2031	450	450,276

Orange (County of), FL Housing Finance Authority (Mellonville Trace Apartments); Series 2001 F-5, RB	7.25%	10/01/2031	180	180,110

Polk (County of), FL Industrial Development Authority (Mineral Development LLC); Series 2020, RB(c)(g)	5.88%	01/01/2033	7,000	6,982,598

Reunion East Community Development District;
Series 2002 A-2, RB(d)(j)	7.38%	05/01/2033	145	1

Series 2005, RB(d)(j)	5.80%	05/01/2036	1,716	17

Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital);
Series 2018, RB(i)	4.00%	07/01/2048	36,680	34,393,765

Series 2022, RB	4.00%	07/01/2052	2,000	1,846,140

Seminole (County of), FL; Series 2022, RB(i)	5.00%	10/01/2052	10,000	10,589,295

South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group); Series 2017, Ref. RB	4.00%	08/15/2047	3,500	3,183,900

St. Johns (County of), FL; Series 2022, RB(i)	5.00%	06/01/2047	14,865	15,991,739

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)
St. Lucie (County of), FL School Board; Series 2023 A, COP (INS - AGM)(f)	4.00%	07/01/2053	$19,835	$18,707,311

Sterling Hill Community Development District; Series 2003 A, RB(j)(o)	6.20%	05/01/2035	1,374	646,098

Tampa Bay (City of), FL Water; Series 2001 A, RB (INS - NATL)(f)(i)	6.00%	10/01/2029	13,440	15,794,767

Treeline Preserve Community Development District; Series 2023, RB(h)(j)	0.00%	12/31/2059	571	496,536

				606,785,931

Georgia–1.09%
Brookhaven (City of), GA Development Authority (Children’s Healthcare of Atlanta, Inc.); Series 2019 A, RB(i)(k)	4.00%	07/01/2049	10,150	9,705,215

Brookhaven (City of), GA Urban Redevelopment Agency; Series 2023 A, RB	4.00%	07/01/2053	10,355	10,146,429

Columbia (City of), GA (Wellstar Health System, Inc.); Series 2023, RAC	5.75%	04/01/2053	6,375	7,088,931

Dalton Whitfield (County of), GA Joint Development Authority (Hamilton Health Care System); Series 2017, RB	4.00%	08/15/2048	15,000	13,821,748

Fulton (County of), GA Development Authority (Piedmont Healthcare, Inc.); Series 2019, RB(i)	4.00%	07/01/2049	15,000	13,752,749

Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.);
Series 2021 A, RB	4.00%	02/15/2051	6,130	5,588,076

Series 2021, RB	4.00%	02/15/2046	6,200	5,833,646

George L Smith II Congress Center Authority (Convention Center Hotel); Series 2021, RB(g)	5.00%	01/01/2054	6,000	4,996,469

Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2047	8,220	8,060,331

Marietta (City of), GA Developing Authority (Life University, Inc.); Series 2017 A, Ref. RB(g)	5.00%	11/01/2047	4,480	3,779,696

				82,773,290

Hawaii–0.14%
Hawaii (State of) Airport System; Series 2022 A, RB(c)(i)	5.00%	07/01/2047	10,000	10,379,256

Idaho–0.34%
Gooding Industrial Development Corp. (Intrepid Technology & Resources); Series 2006, RB (Acquired 11/03/2006; Cost $7,640,000)(c)(d)(e)(j)	7.50%	11/01/2024	7,640	0

Idaho (State of) Health Facilities Authority (Terraces of Boise);
Series 2014, RB	3.80%	10/01/2031	550	460,032

Series 2014, RB	4.00%	10/01/2033	1,000	807,924

Series 2014, RB	4.50%	10/01/2050	7,030	4,782,031

Series 2014, RB	4.55%	10/01/2056	23,000	15,238,369

Series 2021, Ref. RB	8.00%	10/01/2028	3,450	3,195,458

Idaho (State of) Housing & Finance Association (North Star Charter School); Series 2014 B, Ref. RB(g)(h)	0.00%	07/01/2049	9,112	1,362,498

				25,846,312

Illinois–7.84%
Bolingbrook (Village of), IL;
Series 2005, RB	6.25%	01/01/2024	1,380	1,375,572

Series 2005, RB	6.00%	01/01/2026	4,500	4,194,935

Bolingbrook (Village of), IL Special Service Area No. 2005-1; Series 2019, Ref. RB	5.25%	03/01/2041	4,000	3,685,159

Burbank (City of), IL (Intercultural Montessori Language School); Series 2015, RB(g)	6.25%	09/01/2045	4,000	3,870,403

Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2034	3,145	3,161,124

Series 2003 B, Ref. GO Bonds	5.50%	01/01/2032	2,150	2,165,497

Series 2003 B, Ref. GO Bonds	5.50%	01/01/2033	3,000	3,018,500

Series 2003 B, Ref. GO Bonds	5.50%	01/01/2034	2,160	2,171,074

Series 2005 D, Ref. GO Bonds	5.50%	01/01/2037	6,075	6,103,623

Series 2007 E, Ref. GO Bonds	5.50%	01/01/2035	2,500	2,512,298

Series 2007 F, Ref. GO Bonds(i)(k)	5.50%	01/01/2035	10,640	10,692,341

Series 2007 G, Ref. GO Bonds	5.50%	01/01/2035	375	376,845

Series 2007 G, Ref. GO Bonds	5.50%	01/01/2042	400	401,492

Series 2014 A, Ref. GO Bonds(b)(m)	5.25%	01/01/2024	3,250	3,254,101

Series 2015 A, GO Bonds	5.50%	01/01/2034	4,440	4,462,764

Series 2015 A, GO Bonds	5.50%	01/01/2035	2,000	2,009,839

Series 2017 A, Ref. GO Bonds(i)(k)	6.00%	01/01/2038	64,150	66,793,782

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)
Chicago (City of), IL (Chicago Works); Series 2023 A, GO Bonds	5.50%	01/01/2040	$6,500	$6,902,183

Chicago (City of), IL (Diversey/Narragansett); Series 2006, COP(j)	7.46%	02/15/2026	1,678	1,225,038

Chicago (City of), IL (O’Hare International Airport);
Series 2022 A, RB(c)(i)(k)	5.00%	01/01/2048	14,000	14,336,451

Series 2022 A, RB(c)(i)	4.63%	01/01/2053	15,000	14,802,771

Series 2022 A, RB(c)(i)	5.25%	01/01/2053	14,000	14,562,379

Series 2022 A, RB(c)	5.50%	01/01/2055	3,495	3,724,865

Chicago (City of), IL Board of Education;
Series 2012 A, GO Bonds	5.00%	12/01/2042	12,280	11,749,163

Series 2015 C, GO Bonds	5.25%	12/01/2039	28,060	27,784,280

Series 2017 H, GO Bonds	5.00%	12/01/2046	19,525	18,461,600

Series 2017, Ref. GO Bonds	5.00%	12/01/2034	3,340	3,380,159

Series 2018 D, GO Bonds	5.00%	12/01/2046	4,000	3,810,945

Series 2018 D, GO Bonds	5.00%	12/01/2046	19,170	18,077,879

Series 2022 A, GO Bonds	4.00%	12/01/2047	2,000	1,640,054

Series 2023 A, GO Bonds	5.88%	12/01/2047	3,000	3,149,086

Series 2023 A, GO Bonds	6.00%	12/01/2049	12,500	13,211,691

Series 2023, RB	5.75%	04/01/2048	3,500	3,758,228

East Dundee (Village of), IL (Route 25 South Redevelopment); Series 2012, RB	5.63%	12/01/2031	1,225	1,161,624

Evanston (City of), IL (Roycemore School); Series 2021, RB(g)	4.63%	04/01/2051	1,250	864,737

Illinois (State of);
Series 2016, Ref. GO Bonds	5.00%	02/01/2026	4,775	4,919,669

Series 2017 C, GO Bonds	5.00%	11/01/2029	10,350	10,879,037

Series 2020, GO Bonds	5.75%	05/01/2045	8,750	9,425,457

Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(c)	8.00%	06/01/2032	4,020	4,022,751

Illinois (State of) Finance Authority;
Series 2018 B, Ref. RB(g)	6.00%	04/01/2038	2,100	1,976,762

Series 2023, RB(b)(c)(g)	7.38%	09/01/2033	10,000	10,468,389

Illinois (State of) Finance Authority (DePaul College Prep Foundation); Series 2023, Ref. RB(g)	5.63%	08/01/2053	250	249,794

Illinois (State of) Finance Authority (Intrinsic Schools - Belmont School); Series 2015, RB(g)	6.00%	12/01/2045	3,715	3,692,548

Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2035	3,000	2,725,715

Series 2019 A, Ref. RB	5.00%	11/01/2040	20,210	17,237,174

Series 2019 A, Ref. RB	5.00%	11/01/2049	27,085	21,373,976

Illinois (State of) Finance Authority (Montgomery Place);
Series 2017, Ref. RB	5.25%	05/15/2037	6,795	5,583,706

Series 2017, Ref. RB (Acquired 04/12/2017-09/08/2020; Cost $12,537,867)(e)	5.25%	05/15/2048	12,770	9,391,255

Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group);
Series 2022, RB(i)(k)	5.00%	08/15/2051	25,000	26,224,758

Series 2022, Ref. VRD RB(n)	2.15%	08/15/2057	23,355	23,355,000

Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	65,871	35,873,799

Illinois (State of) Finance Authority (Plymouth Place);
Series 2015, Ref. RB(b)(m)	5.25%	05/15/2025	4,810	4,955,749

Series 2015, Ref. RB(b)(m)	5.25%	05/15/2025	1,850	1,906,057

Illinois (State of) Finance Authority (Rogers Park Montessori School);
Series 2014, Ref. RB	6.00%	02/01/2034	750	750,516

Series 2014, Ref. RB	6.13%	02/01/2045	1,500	1,500,479

Illinois (State of) Finance Authority (Roosevelt University);
Series 2007, RB	5.50%	04/01/2037	9,170	8,231,549

Series 2018 B, Ref. RB(g)	6.13%	04/01/2058	6,000	5,391,047

Series 2019 A, RB(g)	6.13%	04/01/2049	1,000	917,747

Series 2019 A, RB(g)	6.13%	04/01/2058	23,840	21,420,428

Illinois (State of) Finance Authority (Social Bonds); Series 2021, Ref. RB	4.00%	11/01/2051	1,100	936,671

Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	5.00%	02/15/2032	985	984,272

Series 2017, Ref. RB	5.25%	02/15/2037	2,365	2,360,349

Illinois (State of) Finance Authority (Villa St. Benedict);
Series 2015, Ref. RB	6.13%	11/15/2035	7,965	7,988,492

Series 2015, Ref. RB	6.38%	11/15/2043	10,700	10,717,866

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)
Illinois (State of) Housing Development Authority (Social Bonds); Series 2022 D, VRD RB (CEP - GNMA)(n)	3.27%	04/01/2045	$5,000	$5,000,000

Illinois (State of) Housing Development Authority (Stonebridge of Gurnee); Series 2016 A, RB(g)	5.45%	01/01/2046	5,000	3,525,383

Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2012 B, RB(h)	0.00%	12/15/2050	35,755	9,514,981

Series 2012 B, RB(h)	0.00%	12/15/2051	13,165	3,323,762

Series 2015 A, RB	5.00%	06/15/2053	4,000	4,016,136

Series 2015, RB(h)	0.00%	12/15/2052	41,000	9,815,203

Series 2017 A, RB (INS - AGM)(f)(h)	0.00%	12/15/2056	5,000	1,011,070

Series 2017 B, Ref. RB(h)	0.00%	12/15/2054	5,000	1,077,329

Series 2017, RB	5.00%	06/15/2057	11,000	11,084,272

Malta (Village of), IL (Prairie Springs); Series 2006, RB(j)	5.75%	12/30/2025	1,800	450,000

Matteson (Village of), IL; Series 2015, RB	6.50%	12/01/2035	1,205	1,247,880

Morton Grove (Village of), IL (Sawmill Station Redevelopment); Series 2019, RB	5.00%	01/01/2039	2,000	1,861,478

Plano (City of), IL Special Service Area No. 10 (Lakewood Springs Club); Series 2007, RB(d)(j)	5.80%	03/01/2037	5,615	617,650

Southwestern Illinois Development Authority (US Steel Corp.); Series 2012, RB(c)	5.75%	08/01/2042	1,945	1,945,094

St. Charles (City of), IL Special Service Area No. 21; Series 1998, RB	6.63%	03/01/2028	345	342,260

Villa Park (Village of), IL (Garden Station Redevelopment); Series 2021, RB	0.00%	12/31/2038	1,915	1,482,575

Yorkville (United City of), IL (Cannonball/Beecher Road); Series 2007, RB	5.75%	03/01/2028	2,460	2,460,118

				597,088,685

Indiana–0.61%
Indiana (State of) Finance Authority (Indiana University Health); Series 2019 A, RB(i)(k)	4.00%	12/01/2049	13,000	12,250,180

Indiana (State of) Finance Authority (Irvington Community School);
Series 2018 A, Ref. RB(g)	5.90%	07/01/2038	1,000	976,106

Series 2018 A, Ref. RB(g)	6.00%	07/01/2048	2,750	2,621,036

Indiana (State of) Finance Authority (University of Evansville); Series 2022 A, Ref. RB	5.25%	09/01/2044	6,465	6,371,268

Indianapolis Local Public Improvement Bond Bank (Convention Center Hotel); Series 2023 E, RB	6.00%	03/01/2053	2,000	2,068,518

Valparaiso (City of), IN (Pratt Paper, LLC);
Series 2013, RB(c)	6.75%	01/01/2034	10,985	11,002,245

Series 2013, RB(c)	7.00%	01/01/2044	11,000	11,013,521

				46,302,874

Iowa–1.04%
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	20,960	20,033,688

Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2022, Ref. RB(b)	5.00%	12/01/2042	7,200	7,205,129

Series 2022, Ref. RB	5.00%	12/01/2050	7,700	7,598,871

Iowa (State of) Tobacco Settlement Authority; Series 2021 B-2, Ref. RB(h)	0.00%	06/01/2065	380,750	44,341,917

				79,179,605

Kansas–0.39%
Ellis County Unified School District No. 489 Hays; Series 2022 B, Ref. GO Bonds (INS - AGM)(f)	4.00%	09/01/2052	2,000	1,932,790

Olathe (City of), KS (West Village Center); Series 2007, RB	5.50%	09/01/2026	2,105	2,105,000

Roeland Park (City of), KS (TDD No. 1);
Series 2005, RB(j)(o)	5.75%	12/01/2025	264	205,795

Series 2006 A, RB(j)(o)	5.88%	12/01/2025	495	386,357

Roeland Park (City of), KS (TDD No. 2); Series 2006 B, RB(j)(o)	5.88%	12/01/2025	555	554,654

Wichita (City of), KS (Larksfield Place);
Series 2013 III, Ref. RB(b)(m)	7.13%	12/15/2023	1,000	1,001,047

Series 2013 III, Ref. RB(b)(m)	7.38%	12/15/2023	5,000	5,005,609

Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2013 IV-A, RB	6.38%	05/15/2043	5,000	4,204,999

Series 2013 IV-A, RB	6.50%	05/15/2048	11,000	9,108,250

Series 2014 IV-A, RB	5.63%	05/15/2044	1,850	1,406,600

Series 2014 IV-A, RB	5.63%	05/15/2049	2,750	2,000,290

Series 2019, Ref. RB	5.00%	05/15/2034	1,000	855,479

Series 2019, Ref. RB	5.00%	05/15/2050	1,615	1,058,675

				29,825,545

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kentucky–0.71%
Christian (County of), KY (Jennie Stuart Medical Center, Inc.);
Series 2016, Ref. RB	5.38%	02/01/2036	$11,895	$12,157,495

Series 2016, Ref. RB	5.50%	02/01/2044	8,500	8,580,849

Kentucky (Commonwealth of) Economic Development Finance Authority (Christian Care Communities); Series 2021, Ref. RB	5.13%	07/01/2055	2,000	1,445,140

Kentucky (Commonwealth of) Economic Development Finance Authority (Masonic Homes of Kentucky, Inc.); Series 2012, Ref. RB	5.38%	11/15/2032	1,600	1,436,075

Kentucky (Commonwealth of) Economic Development Finance Authority (Rosedale Green);
Series 2015, Ref. RB	5.50%	11/15/2035	1,200	1,089,250

Series 2015, Ref. RB	5.75%	11/15/2045	2,350	1,965,542

Series 2015, Ref. RB	5.75%	11/15/2050	4,650	3,791,507

Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing);
Series 2013 C, RB	6.60%	07/01/2039	9,000	10,190,166

Series 2013 C, RB	6.75%	07/01/2043	5,000	5,656,339

Series 2013 C, RB	6.88%	07/01/2046	7,000	7,933,409

				54,245,772

Louisiana–0.73%
Lafayette (Parish of), LA School Board;
Series 2023, RB(i)	4.00%	04/01/2048	8,500	8,190,116

Series 2023, RB(i)	4.00%	04/01/2053	4,550	4,323,544

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority;
Series 2015 A, Ref. RB	6.00%	11/15/2030	2,250	2,233,557

Series 2015 A, Ref. RB	6.00%	11/15/2035	4,135	3,994,791

Series 2015 A, Ref. RB	6.25%	11/15/2045	7,735	7,211,603

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Assumption (Parish of), LA Gomesa); Series 2021, RB(g)	3.88%	11/01/2045	5,875	4,945,534

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Cameron (Parish of), LA Gomesa) (Green Bonds); Series 2018, RB(g)	5.65%	11/01/2037	3,485	3,650,910

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Lafourche (Parish of), LA Gomesa); Series 2019, RB(g)	3.95%	11/01/2043	4,033	3,516,429

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Livingston (Parish of), LA Gomesha) (Green Bonds); Series 2018, RB(g)	5.38%	11/01/2038	515	530,140

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. Mary (Parish of), LA Gomesa); Series 2019, RB(g)	4.40%	11/01/2044	3,465	3,239,791

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Terrebonne (Parish of), LA Gomesa); Series 2018 A, RB(g)	5.50%	11/01/2039	1,895	1,965,718

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Vermilion (Parish of), LA Gomesha) (Green Bonds); Series 2019, RB(g)	4.63%	11/01/2038	1,650	1,653,166

Louisiana (State of) Public Facilities Authority; Series 2023, RB(b)(c)(g)	6.50%	10/01/2028	4,500	4,484,784

Louisiana (State of) Public Facilities Authority (Encore Academy); Series 2021, RB (Acquired 11/03/2021; Cost $3,188,822)(d)(e)(g)	5.00%	06/01/2051	3,055	2,138,500

St. James (Parish of), LA (Nustar Logistics, L.P.); Series 2010, RB(g)	6.35%	07/01/2040	3,000	3,230,751

				55,309,334

Maine–0.13%
Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Healthcare System);
Series 2016 A, RB	5.00%	07/01/2041	6,800	6,537,482

Series 2016 A, RB	5.00%	07/01/2046	3,705	3,306,796

				9,844,278

Maryland–0.26%
Anne Arundel (County of), MD; Series 2023, GO Bonds	4.00%	10/01/2052	10,550	10,274,957

Anne Arundel (County of), MD (The Villages at Two Rivers); Series 2014, RB	5.25%	07/01/2044	2,145	2,146,157

Baltimore (City of), MD (Harbor Point); Series 2022, RB	5.00%	06/01/2051	1,000	954,046

Howard (County of), MD (Annapolis Junction Town Center);
Series 2014, RB	5.80%	02/15/2034	720	719,986

Series 2014, RB	6.10%	02/15/2044	1,420	1,420,004

Howard (County of), MD (Vantage House Facility); Series 2016, Ref. RB	5.00%	04/01/2046	2,710	2,143,155

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Maryland–(continued)
Rockville (City of), MD (Ingleside at King Farm); Series 2017 B, RB	5.00%	11/01/2042	$2,100	$1,798,584

				19,456,889

Massachusetts–1.13%
Collegiate Charter School of Lowell; Series 2019, RB	5.00%	06/15/2054	1,620	1,400,433

Massachusetts (Commonwealth of); Series 2004 A, Ref. GO Bonds (INS - AMBAC)(f)(i)	5.50%	08/01/2030	32,040	37,164,619

Massachusetts (Commonwealth of) Bay Transportation Authority; Subseries 2023 A-1, RB	4.00%	07/01/2053	9,500	9,166,788

Massachusetts (Commonwealth of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB(i)	5.50%	07/01/2032	5,015	6,178,414

Massachusetts (Commonwealth of) Transportation Fund;
Series 2022 A, RB(i)	5.00%	06/01/2050	15,000	15,974,745

Series 2022 B, RB(i)	5.00%	06/01/2052	15,000	16,053,404

				85,938,403

Michigan–1.37%
Charyl Stockwell Academy;
Series 2015, Ref. RB	5.50%	10/01/2035	2,740	2,472,018

Series 2015, Ref. RB	5.75%	10/01/2045	3,500	2,882,242

Detroit (City of), MI; Series 2014 B-1, GO Bonds	4.00%	04/01/2044	17,500	12,258,916

Grand Blanc Academy; Series 2000, COP	7.75%	02/01/2030	1,330	1,244,139

Kalamazoo Economic Development Corp. (Friendship Village of Kalamazoo);
Series 2021, Ref. RB(g)	5.00%	08/15/2041	1,235	1,021,370

Series 2021, Ref. RB(g)	5.00%	08/15/2051	1,510	1,145,554

Michigan (State of); Series 2023, RB	5.50%	11/15/2049	15,000	17,024,280

Michigan (State of) Finance Authority; Series 2020 B-2, Ref. RB(h)	0.00%	06/01/2065	82,350	7,868,699

Michigan (State of) Finance Authority (Madison Academy); Series 2021, Ref. RB	5.00%	12/01/2046	1,295	1,027,138

Michigan (State of) Finance Authority (McLaren Health Care); Series 2019 A, RB(i)	4.00%	02/15/2050	14,975	13,621,446

Michigan (State of) Housing Development Authority;
Series 2022, RB(i)(k)	5.10%	12/01/2037	10,000	10,561,123

Series 2022, RB(i)(k)	5.20%	12/01/2040	4,425	4,626,440

Michigan (State of) Strategic Fund (Canterbury Health Care, Inc.);
Series 2016, RB (Acquired 09/30/2016; Cost $1,971,366)(e)(g)	5.00%	07/01/2036	1,970	1,382,551
Series 2016, RB (Acquired 09/30/2016-10/12/2021; Cost $1,883,353)(e)(g)	5.00%	07/01/2046	2,000	1,183,870

Series 2016, RB (Acquired 09/30/2016-10/07/2021; Cost $2,931,492)(e)(g)	5.00%	07/01/2051	3,080	1,746,871

Michigan (State of) Strategic Fund (Evangelical Homes); Series 2013, Ref. RB	5.50%	06/01/2047	6,095	5,018,090

Michigan (State of) Strategic Fund (Friendship Village of Kalamazoo); Series 2021, Ref. RB(g)	5.00%	08/15/2051	1,000	758,645

Saline Economic Development Corp. (Evangelical Homes of Michigan); Series 2013, Ref. RB	5.50%	06/01/2047	6,735	5,545,010

Three Rivers Community Schools; Series 2023 II, GO Bonds	4.25%	05/01/2052	2,590	2,544,837

Waterford Township Economic Development Corp. (Canterbury Health Care, Inc.);
Series 2016 A, Ref. RB(g)	5.00%	07/01/2036	4,550	3,193,201

Series 2016 A, Ref. RB (Acquired 09/30/2016-10/14/2021; Cost $4,448,463)(e)(g)	5.00%	07/01/2046	4,895	2,897,521

Series 2016 A, Ref. RB(g)	5.00%	07/01/2051	2,795	1,585,229

Woodhaven-Brownstown School District; Series 2023 II, GO Bonds	4.25%	11/01/2049	2,685	2,655,120

				104,264,310

Minnesota–1.02%
Anoka (City of), MN (The Homestead at Anoka, Inc.); Series 2017, Ref. RB	5.50%	11/01/2046	3,700	3,254,038

Brooklyn Park (City of), MN (Athlos Leadership Academy);
Series 2015, RB	5.50%	07/01/2035	1,490	1,390,675

Series 2015, RB	5.50%	07/01/2040	2,250	1,973,886

Series 2015, RB	5.75%	07/01/2046	2,800	2,422,623

Carlton (City of), MN (Inter-Faith Care Center); Series 2006, Ref. RB(d)	5.70%	04/01/2036	2,000	1,100,000

Dakota (County of), MN Community Development Agency (Quill); Series 2021, RB(g)	3.55%	04/01/2039	5,000	3,795,692

Deephaven (City of), MN (Seven Hills Preparatory Academy); Series 2017, RB	5.00%	10/01/2049	1,200	996,867

Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group); Series 2018 A, Ref. RB	5.00%	02/15/2053	3,000	3,004,456

Minneapolis (City of), MN (Riverton Community Housing); Series 2014, Ref. RB	5.50%	08/01/2049	6,500	6,506,131

Rochester (City of), MN (Homestead at Rochester, Inc.); Series 2013 A, RB	6.88%	12/01/2048	6,000	5,795,528

St. Louis Park (City of), MN (Place Via Sol Project); Series 2018, RB (Acquired 12/26/2018; Cost $26,750,000)(b)(d)(e)(g)	6.00%	07/01/2027	26,750	14,177,500

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Minnesota–(continued)
St. Paul (City of), MN Housing & Redevelopment Authority (Emerald Gardens); Series 2010, Ref. RB	6.50%	03/01/2029	$625	$625,127

St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy); Series 2018, RB	5.13%	12/01/2049	7,560	6,974,292

St. Paul (City of), MN Housing & Redevelopment Authority (Hmong College Prep Academy);
Series 2016, Ref. RB	5.75%	09/01/2046	1,000	992,378

Series 2016, Ref. RB	6.00%	09/01/2051	3,550	3,556,703

St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2045	3,800	2,949,836

St. Paul (City of), MN Housing & Redevelopment Authority (Marian Center); Series 2007 A, Ref. RB	5.38%	05/01/2043	5,000	4,219,060

St. Paul (City of), MN Housing & Redevelopment Authority (Rossy & Richard Shaller Family Sholom East Campus);
Series 2018, Ref. RB	4.35%	10/01/2038	1,185	921,042

Series 2018, Ref. RB	5.00%	10/01/2043	1,000	796,294

Series 2018, Ref. RB	4.65%	10/01/2048	1,500	1,088,937

Vadnais Heights (City of), MN (Agriculture & Food Sciences Academy);
Series 2018 A, Ref. RB	5.50%	12/01/2038	3,255	2,861,052

Series 2018 A, Ref. RB	5.88%	12/01/2048	4,500	3,781,421

Series 2018 A, Ref. RB	6.50%	12/01/2053	4,315	3,873,216

Series 2018 B, Ref. RB	6.75%	12/01/2025	330	313,460

				77,370,214

Mississippi–0.09%
Mississippi (State of) Development Bank (Hancock County Gomesa) (Green Bonds); Series 2019, RB(g)	4.55%	11/01/2039	1,930	1,880,859

Mississippi (State of) Development Bank (Jackson County Gomesa); Series 2021, RB(g)	3.63%	11/01/2036	955	849,624

Tunica (County of), MS; Series 2019, Ref. RB	6.00%	10/01/2040	4,740	4,196,479

				6,926,962

Missouri–1.30%
Branson Hills Infrastructure Facilities Community Improvement District; Series 2007 A, RB(j)	5.50%	04/01/2027	5,541	1,495,960

Dardenne Town Square Transportation Development District; Series 2006 A, RB(j)(o)	5.00%	05/01/2036	5,190	2,491,200

Grandview (City of), MO Industrial Development Authority (Grandview Crossing); Series 2006, RB(j)(o)	5.75%	12/01/2028	1,250	475,000

I-470 Western Gateway Transportation Development District;
Series 2019 A, RB(g)	5.25%	12/01/2048	6,415	6,258,052

Series 2019 B, RB(g)	7.75%	12/15/2048	3,853	3,651,234

Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB(c)(i)	5.00%	03/01/2054	20,000	20,165,120

Series 2020, RB(c)	4.00%	03/01/2045	4,540	4,142,130

Series 2020, RB (INS - AGM)(c)(f)	4.00%	03/01/2057	750	655,473

Kansas City (City of), MO Industrial Development Authority (Northwoods Apartments); Series 2004 A, RB(c)	6.45%	05/01/2040	1,694	1,643,907

Kansas City (City of), MO Land Clearance for Redevelopment Authority (Convention Center Hotel); Series 2018 B, RB(g)	5.00%	02/01/2050	2,550	1,883,574

Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. RB	5.25%	05/15/2037	3,285	2,751,294

Series 2017 A, Ref. RB	5.25%	05/15/2042	1,000	788,840

Series 2017 A, Ref. RB	5.25%	05/15/2050	12,750	9,400,949

Lee’s Summit (City of), MO Industrial Development Authority (John Knox Village Obligated Group); Series 2014 A, RB	5.25%	08/15/2039	3,000	2,672,078

Liberty (City of), MO (Liberty Commons); Series 2015 A, RB(g)	6.00%	06/01/2046	6,170	5,598,813

Maplewood (City of), MO (Maplewood South Redevelopment Area); Series 2005, Ref. RB	5.75%	11/01/2026	550	536,077

Missouri (State of) Development Finance Board (St. Louis Zoo); Series 2022, RB(i)	5.13%	05/01/2052	10,005	10,490,170

Missouri (State of) Health & Educational Facilities Authority (Truman Medical Center, Inc.); Series 2017 B, RB(g)	4.25%	12/01/2042	7,460	6,975,586

St. Louis (City of), MO Industrial Development Authority (Ballpark Village Development); Series 2017 A, Ref. RB	4.75%	11/15/2047	1,500	1,089,390

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Missouri–(continued)
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County);
Series 2018 A, RB	5.13%	09/01/2048	$6,720	$5,803,809

Series 2018 A, RB	5.13%	09/01/2049	6,475	5,555,272

Series 2018 A, RB	5.25%	09/01/2053	4,900	4,207,485

				98,731,413

Montana–0.02%
Kalispell (City of), MT (Immanuel Lutheran Corp.);
Series 2017, Ref. RB	5.25%	05/15/2037	1,000	875,168

Series 2017, Ref. RB	5.25%	05/15/2047	750	591,895

				1,467,063

Nevada–0.26%
Clark (County of), NV (Homestead Boulder City); Series 1997, RB	6.50%	12/01/2027	870	839,585

Henderson (City of), NV Local Improvement District No. T-22 (Rainbow Canyon Phase II); Series 2023, RB	5.25%	03/01/2053	500	480,474

Nevada (State of) Department of Business & Industry (Fulcrum Sierra Biofuels, LLC) (Green Bonds); Series 2017, RB(c)(g)	6.25%	12/15/2037	1,000	400,000

Nevada (State of) Department of Business & Industry (Somerset Academy); Series 2018 A, RB(g)	5.00%	12/15/2048	3,000	2,645,514

Nevada System of Higher Education; Series 2020 A, COP	3.00%	07/01/2050	11,625	8,377,911

North Las Vegas (City of), NV Special Improvement District No. 66 (Villages at Tule Springs Village 1);
Series 2022, RB(g)	5.75%	06/01/2042	350	349,976

Series 2022, RB(g)	6.00%	06/01/2052	1,800	1,805,919

Reno (City of), NV (ReTRAC - Reno Transportation Rail Access Corridor);
Series 2018 C, Ref. RB(g)(h)	0.00%	07/01/2058	28,500	3,550,978

Series 2018 D, Ref. RB(g)(h)	0.00%	07/01/2058	13,000	1,325,637

				19,775,994

New Hampshire–0.08%
New Hampshire (State of) Business Finance Authority (Covanta); Series 2018 C, Ref. RB(c)(g)	4.88%	11/01/2042	7,500	6,134,560

New Jersey–2.13%
Camden (County of), NJ Improvement Authority (The) (KIPP Cooper Norcross Academy) (Social Bonds);
Series 2022, RB	6.00%	06/15/2047	1,425	1,536,355

Series 2022, RB	6.00%	06/15/2062	4,300	4,584,095

New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(c)	5.25%	09/15/2029	47,065	47,090,429

Series 2000 A, RB(c)	5.63%	11/15/2030	20,000	20,121,698

Series 2012, RB(c)	5.75%	09/15/2027	30,960	30,965,991

New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.);
Series 2012 A, RB	6.00%	07/01/2032	1,655	1,656,079

Series 2012 A, RB	6.10%	07/01/2044	4,025	4,026,776

Series 2012 C, RB	5.00%	07/01/2032	1,260	1,234,168

Series 2012 C, RB	5.30%	07/01/2044	4,500	4,299,082

New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(c)	5.38%	01/01/2043	3,500	3,502,716

Series 2013, RB(c)	5.63%	01/01/2052	10,750	10,759,658

New Jersey (State of) Transportation Trust Fund Authority;
Series 2010 A, RB(h)	0.00%	12/15/2031	7,540	5,664,949

Series 2010 A, RB(h)	0.00%	12/15/2037	10,000	5,514,712

Series 2019, RB	5.25%	06/15/2043	10,000	10,488,987

Series 2019, Ref. RB	5.00%	12/15/2039	6,300	6,747,534

Tender Option Bond Trust Receipts/Certificates; Series 2023, RB(g)(n)	9.32%	06/15/2050	3,000	3,869,889

				162,063,118

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Mexico–0.86%
New Mexico (State of) Hospital Equipment Loan Council (La Vida Expansion);
Series 2019 A, RB	5.00%	07/01/2039	$1,225	$1,067,260

Series 2019 A, RB	5.00%	07/01/2049	10,525	8,392,204

New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare);
Series 2008 B, Ref. VRD RB(n)	2.10%	08/01/2034	31,210	31,210,000

Series 2008, Ref. VRD RB(n)	3.25%	08/01/2034	20,000	20,000,000

Winrock Town Center Tax Increment Development District No. 1; Series 2020, RB(g)	8.00%	05/01/2040	5,510	4,918,254

				65,587,718

New York–13.11%
Amherst (Town of), NY Industrial Development Agency (Shaary Zedek); Series 2006 A, Ref. RB	7.00%	06/15/2036	1,585	1,585,192

Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB(h)	0.00%	07/15/2034	14,345	8,779,278

Series 2009, RB(h)	0.00%	07/15/2044	23,805	8,000,768

Broome County Local Development Corp. (Good Shepherd Village at Endwell); Series 2021, Ref. RB	4.00%	07/01/2047	1,160	810,399

Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School);
Series 2017 A, RB	5.00%	08/01/2037	1,325	1,266,761

Series 2017 A, RB	5.00%	08/01/2047	3,790	3,424,653

Series 2017 A, RB	5.00%	08/01/2052	790	702,141

Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(c)(g)	5.50%	12/31/2040	13,140	10,621,034

Build NYC Resource Corp. (Classical Charter Schools); Series 2023, RB	4.75%	06/15/2053	1,240	1,179,872

Build NYC Resource Corp. (NY Preparatory Charter School); Series 2021 A, RB(g)	4.00%	06/15/2041	1,310	1,051,405

Build NYC Resource Corp. (Unity Preparatory Charter School of Brooklyn);
Series 2023, RB(g)	5.00%	06/15/2033	600	610,000

Series 2023, RB(g)	5.50%	06/15/2053	1,150	1,114,108

Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	10,000	9,243,696

Metropolitan Transportation Authority (Green Bonds);
Series 2019 C, RB (INS - AGM)(f)(i)(k)	4.00%	11/15/2046	22,245	20,885,704

Series 2019 C, RB (INS - AGM)(f)(i)(k)	4.00%	11/15/2049	14,615	13,543,564

Series 2020 C-1, RB	5.00%	11/15/2050	14,000	14,389,347

Series 2020 D-1, RB	5.00%	11/15/2045	10,000	10,385,883

Subseries 2020 A-1, RB (INS - AGM)(f)(i)(k)	4.00%	11/15/2043	16,025	15,412,898

Subseries 2020 A-1, RB(i)(k)	4.00%	11/15/2053	27,500	24,573,425

Monroe County Industrial Development Corp. (Rochester Regional Health); Series 2020, Ref. RB	4.00%	12/01/2046	10,200	8,661,032

Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2040	8,500	7,277,436

Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2021, RB(d)	5.00%	01/01/2058	30,886	7,398,633

Series 2021, Ref. RB (Acquired 09/07/2021; Cost $14,980,000)(d)(e)(g)	9.00%	01/01/2041	14,980	14,231,000

Nassau County Tobacco Settlement Corp.;
Series 2006 A-3, RB	5.00%	06/01/2035	10,390	9,560,447

Series 2006 A-3, RB	5.13%	06/01/2046	64,730	58,750,424

Series 2006 B, RB(h)	0.00%	06/01/2046	105,990	29,293,527

New York (City of), NY;
Subseries 2023 B-1, GO Bonds(i)	5.25%	10/01/2047	10,000	10,981,751

Subseries 2023 E-1, GO Bonds	4.00%	04/01/2050	14,385	13,955,537

New York (City of), NY Municipal Water Finance Authority;
Series 2023 CC, VRD RB(n)	2.10%	06/15/2053	20,000	20,000,000

Series 2024 AA-1, RB	5.25%	06/15/2053	4,500	4,973,393

Subseries 2022 CC-1, RB(i)	5.00%	06/15/2052	21,210	22,630,667

Subseries 2023 AA-3, RB(i)	5.00%	06/15/2047	10,000	10,812,722

New York (City of), NY Transitional Finance Authority;
Series 2022 C-1, RB	4.00%	02/01/2051	1,760	1,700,382

Series 2022, RB(i)	5.25%	11/01/2048	12,500	13,720,523

Series 2024 B, RB	4.38%	05/01/2053	20,000	20,069,606

Subseries 2019 S1B, RB	3.00%	07/15/2049	5,000	3,720,354

Subseries 2022 C-1, RB(i)	4.00%	02/01/2047	11,000	10,740,750

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York (State of) Dormitory Authority;
Series 2015 C, RB(b)(m)	5.00%	09/15/2025	$40	$41,345

Series 2018 E, RB(i)	5.00%	03/15/2046	35,050	36,707,721

Series 2022 A, RB (INS - AGM)(f)(i)	4.25%	05/01/2052	15,000	14,524,539

New York (State of) Dormitory Authority (Montefiore Medical Center); Series 2020 A, RB (INS - AGM)(f)(i)(k)	3.00%	09/01/2050	14,775	10,568,831

New York (State of) Thruway Authority;
Series 2019 B, RB(i)	4.00%	01/01/2053	15,000	13,669,370

Series 2021 A-1, RB(i)	4.00%	03/15/2054	10,000	9,678,110

Series 2021 A-1, RB(i)	4.00%	03/15/2059	30,000	28,695,972

New York (State of) Thruway Authority (Bidding Group 5); Series 2021 A-1, Ref. RB	3.00%	03/15/2048	5,000	3,761,648

New York (State of) Thruway Authority (Green Bonds);
Series 2022 C, RB(i)	4.13%	03/15/2056	5,000	4,909,257

Series 2022 C, RB(i)	4.13%	03/15/2057	15,000	14,645,259

New York City Housing Development Corp. (Sustainable Development Bonds);
Series 2022 F-1, RB (CEP - Federal Housing Administration)	4.75%	11/01/2047	1,000	1,019,465

Series 2022 F-1, RB (CEP - Federal Housing Administration)	4.85%	11/01/2052	3,000	3,071,552

Series 2022 F-1, RB (CEP - Federal Housing Administration)	4.90%	11/01/2057	3,000	3,060,052

New York Convention Center Development Corp. (Hotel Unit Fee Secured); Series 2016, RB(h)	0.00%	11/15/2049	13,390	3,603,233

New York Counties Tobacco Trust IV; Series 2005 F, RB(h)	0.00%	06/01/2060	50,000	3,129,430

New York Counties Tobacco Trust V;
Series 2005 S-1, RB(h)	0.00%	06/01/2038	65,990	27,055,405

Series 2005 S-2, RB(h)	0.00%	06/01/2050	45,500	6,374,373

Series 2005 S-3, RB(h)	0.00%	06/01/2055	268,000	20,385,902

New York Liberty Development Corp. (3 World Trade Center);
Series 2014, Class 1, Ref. RB(g)	5.00%	11/15/2044	5,000	4,873,154

Series 2014, Class 3, Ref. RB(g)	7.25%	11/15/2044	46,500	46,791,750

New York Liberty Development Corp. (7 World Trade Center); Series 2022, Ref. RB	3.13%	09/15/2050	9,130	6,861,148

New York Liberty Development Corp. (Green Bonds); Series 2021 A, Ref. RB (INS - AGM)(f)(i)(k)	3.00%	11/15/2051	10,000	7,305,122

New York State Urban Development Corp.; Series 2020 A, RB	3.00%	03/15/2050	7,500	5,568,047

New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(c)	5.25%	08/01/2031	7,575	7,786,863

Series 2020, Ref. RB(c)	5.38%	08/01/2036	11,505	11,558,411

Series 2023, RB(c)	6.00%	06/30/2054	17,085	18,160,755

Series 2023, RB(c)	5.38%	06/30/2060	19,230	19,246,959

New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(c)	5.00%	08/01/2026	2,645	2,645,101

Series 2016, Ref. RB(c)	5.00%	08/01/2031	3,775	3,774,747

Series 2021, Ref. RB(c)	3.00%	08/01/2031	3,500	3,069,840

New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(c)	5.00%	01/01/2028	10,650	10,816,842

Series 2018, RB(c)	5.00%	01/01/2034	4,905	4,964,759

Series 2020, RB(c)	5.00%	10/01/2040	16,450	16,383,114

Series 2020, RB(c)	4.38%	10/01/2045	750	677,026

New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(c)	5.00%	07/01/2046	5,420	5,373,087

Series 2016 A, RB(c)	5.25%	01/01/2050	10,995	10,995,263

Series 2023, RB(c)	5.63%	04/01/2040	12,000	12,461,596

New York Transportation Development Corp. (Terminal 4 John F. Kennedy International Airport); Series 2022, RB (INS - AGM)(c)(f)	4.00%	12/01/2042	5,000	4,663,748

Niagara Area Development Corp. (Covanta); Series 2018 A, Ref. RB(c)(g)	4.75%	11/01/2042	2,390	1,922,805

Rockland Tobacco Asset Securitization Corp.; Series 2005 C, RB(g)(h)	0.00%	08/15/2060	368,350	23,635,472

Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB(d)	5.00%	07/01/2027	1,985	694,750

Series 2013 A, RB(d)	5.00%	07/01/2038	5,700	1,995,000

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2012 1-A, RB(i)	4.00%	11/15/2056	$10,000	$9,630,399

Series 2019 C, RB (INS - AGM)(f)(i)(k)	3.00%	11/15/2047	12,665	9,567,309

Series 2022 A, RB(i)	5.00%	05/15/2057	11,490	12,164,334

Series 2023 A, RB	4.25%	05/15/2058	20,000	19,510,678

TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	8,325	7,391,196

Series 2016 B, Ref. RB	5.00%	06/01/2048	29,805	26,005,012

Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(c)(g)	7.00%	06/01/2046	58,990	51,585,882

Westchester County Healthcare Corp.; Series 2014 A, RB	5.00%	11/01/2044	1	404

Westchester Tobacco Asset Securitization Corp.; Series 2016 C, Ref. RB	5.13%	06/01/2051	9,405	9,472,114

				998,512,463

North Carolina–0.16%
Clayton (Town of), NC; Series 2022, RB	4.00%	08/01/2047	3,720	3,668,078

Greater Asheville Regional Airport Authority;
Series 2023, RB (INS - AGM)(c)(f)	5.25%	07/01/2048	2,000	2,114,104

Series 2023, RB (INS - AGM)(c)(f)	5.25%	07/01/2053	1,250	1,313,469

North Carolina (State of) Medical Care Commission (Salemtowne Project);
Series 2018 A, RB	5.00%	10/01/2038	1,485	1,287,688

Series 2018 A, RB	5.00%	10/01/2048	5,055	3,980,941

				12,364,280

North Dakota–0.23%
Grand Forks (City of), ND (Altru Health System);
Series 2021, Ref. RB	4.00%	12/01/2046	9,395	7,966,218

Series 2021, Ref. RB	4.00%	12/01/2051	11,845	9,804,550

				17,770,768

Ohio–3.51%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	3.00%	06/01/2048	11,000	8,000,083

Series 2020 B-2, Ref. RB	5.00%	06/01/2055	72,835	64,352,767

Series 2020 B-3, Ref. RB(h)	0.00%	06/01/2057	398,785	40,985,966

Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB(g)	6.75%	01/01/2044	13,900	13,507,760

Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB(c)	5.38%	09/15/2027	4,190	4,190,255

Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(g)	5.00%	06/01/2028	3,070	3,063,021

Cuyahoga (County of), OH (MetroHealth System); Series 2017, Ref. RB	5.00%	02/15/2057	8,000	7,811,621

Franklin (County of), OH (Wesley Communities);
Series 2020, Ref. RB	5.25%	11/15/2040	1,000	905,070

Series 2020, Ref. RB	5.25%	11/15/2055	6,300	5,259,824

Franklin (County of), OH Convention Facilities Authority (Greater Columbus Convention Center);
Series 2019, RB	5.00%	12/01/2039	715	681,222

Series 2019, RB	5.00%	12/01/2051	2,500	2,282,191

Hamilton (County of), OH (Cincinnati Children’s Hospital); Series 2019 CC, RB	5.00%	11/15/2049	1,855	2,019,007

Hamilton (County of), OH (UC Health);
Series 2020, RB(i)(k)	4.00%	09/15/2050	15,000	11,727,996

Series 2020, RB	4.00%	09/15/2050	3,000	2,345,599

Marion (County of), OH (United Church Homes, Inc.); Series 2019, Ref. RB	5.13%	12/01/2049	3,545	2,679,126

Montgomery (County of), OH (Premier Health Partners Obligated Group);
Series 2019 A, RB(i)(k)	4.00%	11/15/2045	11,825	10,183,964

Series 2019 A, Ref. RB	4.00%	11/15/2042	4,955	4,390,626

Series 2019 A, Ref. RB	4.00%	11/15/2045	2,420	2,084,160

Montgomery (County of), OH (Trousdale Foundation Properties);
Series 2018 A, RB(d)(g)	6.00%	04/01/2038	7,270	2,108,300

Series 2018 A, RB (Acquired 04/01/2020-09/14/2020; Cost $1,179,430)(d)(e)(g)	6.25%	04/01/2049	2,115	613,350

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)
Muskingum (County of), OH (Genesis Healthcare System);
Series 2013, RB	5.00%	02/15/2044	$26,930	$24,756,641

Series 2013, RB	5.00%	02/15/2048	14,250	12,862,934

Ohio (State of) Air Quality Development Authority (AMG Vanadium Project); Series 2019, RB(c)(g)	5.00%	07/01/2049	4,900	4,166,991

Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(c)(g)	4.50%	01/15/2048	500	456,029

Ohio State University (The) (Green Bonds); Series 2021 A, GO (INS - AGM)(f)(i)	5.50%	11/01/2059	10,000	10,717,475

Ohio State University (The) (Multiyear Debt Issuance Program II) (Green Bonds); Series 2021 A, RB(i)	4.00%	12/01/2048	10,000	9,845,610

Southeastern Ohio (State of) Port Authority (Memorial Health Systems);
Series 2015, Ref. RB	5.00%	12/01/2035	1,750	1,592,782

Series 2015, Ref. RB	5.00%	12/01/2043	6,695	5,467,004

Series 2015, Ref. RB	5.50%	12/01/2043	3,875	3,446,734

Tuscarawas (County of), OH Economic Development and Finance Alliance (Ashland University); Series 2015, Ref. RB	6.00%	03/01/2045	5,000	4,864,983

				267,369,091

Oklahoma–1.88%
Atoka (County of), OK Health Care Authority (Atoka Memorial Hospital); Series 2007, RB	6.63%	10/01/2037	2,915	2,549,041

Oklahoma (State of) Development Finance Authority (OU Medicine);
Series 2018 B, RB	5.50%	08/15/2052	15,210	14,727,609

Series 2018 B, RB	5.50%	08/15/2057	34,500	33,128,397

Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing);
Series 2017, RB(d)	5.00%	08/01/2047	10,500	10,500

Series 2017, RB(d)	5.00%	08/01/2052	20,000	20,000

Series 2017, RB(d)	5.25%	08/01/2057	2,190	2,190

Oklahoma (State of) Development Finance Authority (Sommerset); Series 2015, RB	5.00%	07/01/2035	1,300	1,181,440

Oklahoma (State of) Water Resources Board; Series 2023 A, RB	4.38%	10/01/2053	650	650,418

Oklahoma (State of) Water Resources Board (2019 Master Trust); Series 2023, RB	4.13%	04/01/2053	3,600	3,454,829

Payne (County of), OK Economic Development Authority (Epworth Living at the Ranch);
Series 2016 A, RB(d)	6.88%	11/01/2046	2,469	1,728

Series 2016 A, RB(d)	6.63%	11/30/2049	1,164	815

Series 2016 A, RB(d)	7.00%	11/01/2051	2,429	1,700

Series 2016 B-1, RB(d)	5.25%	11/30/2049	1,664	1,165

Tulsa (City of), OK Airports Improvement Trust;
Series 2000 A, Ref. RB(c)	5.50%	06/01/2035	18,625	18,628,338

Series 2001 B, Ref. RB(c)	5.50%	12/01/2035	15,000	15,002,688

Series 2001 C, Ref. RB(c)	5.50%	12/01/2035	47,625	47,633,534

Tulsa (City of), OK Airports Improvement Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(b)(c)	5.00%	06/01/2025	6,500	6,469,595

				143,463,987

Oregon–0.51%
Oregon (State of) Facilities Authority (Legacy Health); Series 2016 A, RB(i)	4.00%	06/01/2046	16,025	14,868,569

Oregon Health & Science University (Green Bonds); Series 2021 A, Ref. RB	3.00%	07/01/2051	10,000	7,230,386

Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(c)	5.50%	07/01/2048	10,000	10,860,401

Umatilla County School District No. 6R Umatilla; Series 2023 B, GO Bonds (CEP - Oregon School Bond Guaranty)(h)	0.00%	06/15/2053	10,000	2,290,492

Yamhill (County of), OR Hospital Authority (Friendsview Retirement Community); Series 2016 A, Ref. RB	5.00%	11/15/2046	1,835	1,413,591

Yamhill (County of), OR Hospital Authority (Friendsview);
Series 2021 A, Ref. RB	5.00%	11/15/2046	2,500	1,925,874

Series 2021 A, Ref. RB	5.00%	11/15/2051	500	374,587

				38,963,900

Pennsylvania–1.86%
Allegheny (County of), PA Airport Authority; Series 2021 A, RB(c)	5.00%	01/01/2051	10,000	10,219,874

Allegheny (County of), PA Sanitary Authority; Series 2022, RB	5.00%	06/01/2053	3,000	3,160,715

Allentown (City of), PA Neighborhood Improvement Zone Development Authority (615 Waterfront); Series 2021, RB(g)	6.00%	05/01/2042	4,940	5,055,178

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2038	$1,750	$1,506,957

Series 2018, Ref. RB	5.00%	12/01/2043	4,800	3,899,144

Series 2019, RB	5.00%	12/01/2054	2,000	1,488,335

Lehigh (County of), PA General Purpose Authority (Kidspeace Obligation Group);
Series 2014 A, RB	7.50%	02/01/2044	4,864	4,053,759

Series 2014 B, RB(l)	7.50%	02/01/2044	1,379	731,151

Series 2014 C, RB(d)	0.00%	02/01/2044	4,122	24,430

Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB(c)	5.50%	11/01/2044	4,000	4,003,632

Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(c)	5.25%	06/30/2053	11,000	11,362,307

Series 2022, RB (INS - AGM)(c)(f)	5.00%	12/31/2057	16,000	16,185,616

Series 2022, RB(c)	6.00%	06/30/2061	18,500	20,331,126

Series 2022, RB (INS - AGM)(c)(f)	5.75%	12/31/2062	10,000	10,924,453

Pennsylvania (Commonwealth of) Housing Finance Agency; Series 2023-142A, Ref. RB	5.00%	10/01/2043	2,000	2,072,590

Pennsylvania (Commonwealth of) Turnpike Commission; Series 2013 B-2, RB(l)	6.00%	12/01/2037	7,000	6,389,111

Philadelphia (City of), PA Authority for Industrial Development (Alliance for Progress Charter School, Inc.); Series 2019 A, RB	5.00%	06/15/2049	2,775	2,398,484

Philadelphia (City of), PA Authority for Industrial Development (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.25%	06/15/2043	5,500	5,577,721

Philadelphia (City of), PA Authority for Industrial Development (MaST I Charter School);
Series 2016 A, Ref. RB	5.25%	08/01/2046	2,560	2,564,558

Series 2016 A, Ref. RB	5.38%	08/01/2051	3,950	3,960,702

Philadelphia (City of), PA Authority for Industrial Development (MaST II Charter School); Series 2016 B, RB	5.63%	08/01/2036	30	30,519

Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	18,625	19,576,322

Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group);
Series 2017, Ref. RB	5.00%	07/01/2037	4,575	3,915,064

Series 2017, Ref. RB	5.00%	07/01/2049	2,930	2,275,383

				141,707,131

Puerto Rico–7.72%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	23,785	23,845,107

Series 2002, RB	5.63%	05/15/2043	5,415	5,476,481

Series 2005 A, RB(h)	0.00%	05/15/2050	473,480	87,198,349

Series 2008 B, RB(h)	0.00%	05/15/2057	784,260	43,934,402

Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(h)	0.00%	07/01/2024	1,204	1,175,184

Series 2021 A, GO Bonds(h)	0.00%	07/01/2033	9,503	5,797,200

Series 2021 A-1, GO Bonds	4.00%	07/01/2035	13,388	12,276,736

Series 2021 A-1, GO Bonds	4.00%	07/01/2041	24,758	21,438,933

Series 2021 A-1, GO Bonds	4.00%	07/01/2046	16,150	13,460,274

Subseries 2022, RN	0.00%	11/01/2043	36,390	18,968,366

Subseries 2022, RN	0.00%	11/01/2051	60,690	31,862,436

Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB	6.13%	07/01/2024	3,687	3,719,221

Series 2021 B, RB(g)	4.00%	07/01/2042	40,000	34,843,920

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 TT, RB(d)	5.00%	07/01/2026	$6,685	$1,687,962

Series 2007 TT, RB(d)	5.00%	07/01/2027	2,350	593,375

Series 2007 UU, Ref. RB (3 mo. USD LIBOR + 0.68%)(d)(p)	4.47%	07/01/2025	4,250	998,750

Series 2007 UU, Ref. RB (3 mo. USD LIBOR + 0.70%)(d)(p)	4.49%	07/01/2031	2,050	481,750

Series 2007 VV, Ref. RB (INS - NATL)(f)	5.25%	07/01/2024	4,560	4,553,426

Series 2007 VV, Ref. RB (INS - NATL)(f)	5.25%	07/01/2030	9,275	9,197,288

Series 2007 VV, Ref. RB (INS - AGM)(f)	5.25%	07/01/2031	20,000	19,851,344

Series 2007 VV, Ref. RB (INS - NATL)(f)	5.25%	07/01/2032	6,275	6,205,049

Series 2008 WW, RB(d)	5.00%	07/01/2028	13,620	3,439,050

Series 2008 WW, RB(d)	5.25%	07/01/2033	2,200	555,500

Series 2008 WW, RB(d)	5.50%	07/01/2038	19,685	4,970,462

Series 2010 AAA, RB(d)	5.25%	07/01/2025	840	212,100

Series 2010 AAA, RB(d)	5.25%	07/01/2031	1,350	340,875

Series 2010 CCC, RB(d)	5.00%	07/01/2025	325	82,063

Series 2010 CCC, RB(d)	5.00%	07/01/2028	960	242,400

Series 2010 CCC, RB(d)	5.25%	07/01/2028	7,600	1,919,000

Series 2010 EEE, RB(d)	6.05%	07/01/2032	895	210,325

Series 2010 XX, RB(d)	4.63%	07/01/2025	620	156,550

Series 2010 XX, RB(d)	5.25%	07/01/2026	385	97,213

Series 2010 XX, RB(d)	5.25%	07/01/2035	6,799	1,716,747

Series 2010 YY, RB(d)	6.13%	07/01/2040	1,200	282,000

Series 2010 ZZ, Ref. RB(d)	5.00%	07/01/2024	340	85,850

Series 2010 ZZ, Ref. RB(d)	5.25%	07/01/2024	65	16,413

Series 2010 ZZ, Ref. RB(d)	4.63%	07/01/2025	640	161,600

Series 2010 ZZ, Ref. RB(d)	5.00%	07/01/2026	435	109,838

Series 2010 ZZ, Ref. RB(d)	5.25%	07/01/2026	875	220,938

Series 2010 ZZ, Ref. RB(d)	5.00%	07/01/2028	310	78,275

Series 2012 A, RB(d)	4.80%	07/01/2029	2,260	570,650

Series 2012 A, RB(d)	5.00%	07/02/2029	3,535	892,588

Series 2012 A, RB(d)	5.05%	07/01/2042	3,095	781,488

Series 2013 A, RB(d)	7.25%	07/01/2030	2,120	535,300

Series 2013 A, RB(d)	7.00%	07/01/2033	6,030	1,522,575

Series 2013 A, RB(d)	6.75%	07/01/2036	15,090	3,810,225

Series 2013 A, RB(d)	7.00%	07/01/2040	2,675	675,438

Series 2013 A, RB(d)	7.00%	07/01/2043	20,415	5,154,787

Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2022 A, RB	5.00%	07/01/2062	16,933	16,763,712

Series 2022 B, RB(h)	0.00%	07/01/2032	6,419	4,164,106

Series 2022 C, RB(l)	5.00%	07/01/2053	10,981	7,110,117

Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority; Series 2000, RB (Acquired 04/30/2019-01/08/2020; Cost $19,130,000)(c)(d)(e)	6.63%	06/01/2026	19,130	13,391,000

Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(h)	0.00%	07/01/2029	1,927	1,524,177

Series 2018 A-1, RB(h)	0.00%	07/01/2031	2,484	1,792,069

Series 2018 A-1, RB(h)	0.00%	07/01/2033	10,296	6,749,055

Series 2018 A-1, RB(h)	0.00%	07/01/2046	55,515	16,381,986

Series 2018 A-1, RB(h)	0.00%	07/01/2051	211,221	45,953,283

Series 2018 A-1, RB	4.75%	07/01/2053	25,479	24,112,532

Series 2018 A-1, RB	5.00%	07/01/2058	27,864	27,086,082

Series 2019 A-2, RB	4.33%	07/01/2040	24,721	23,461,383

Series 2019 A-2, RB	4.33%	07/01/2040	4,200	3,986,089

Series 2019 A-2, RB	4.54%	07/01/2053	314	286,960

Series 2019 A-2, RB	4.78%	07/01/2058	20,223	19,051,376

				588,219,730

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Rhode Island–0.00%
Tobacco Settlement Financing Corp.; Series 2015 B, Ref. RB	5.00%	06/01/2050	$30	$29,381

South Carolina–0.07%
South Carolina (State of) Jobs-Economic Development Authority (High Point Academy Project); Series 2018 A, RB(g)	5.75%	06/15/2049	2,000	2,004,902

South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2013, RB	5.00%	05/01/2043	1,000	792,967

Series 2013, RB	5.13%	05/01/2048	2,000	1,552,500

Series 2017, Ref. RB	5.00%	05/01/2042	250	200,226

South Carolina (State of) Jobs-Economic Development Authority (South Carolina Episcopal Home at Still Hopes); Series 2018 A, Ref. RB	5.00%	04/01/2048	1,085	869,411

				5,420,006

Tennessee–1.54%
Bristol (City of), TN Industrial Development Board (Pinnacle); Series 2016, RB	5.63%	06/01/2035	13,000	11,435,507

Memphis (City of) & Shelby (County of), TN Economic Development Growth Engine Industrial Development Board (Graceland);
Series 2017 A, Ref. RB	5.50%	07/01/2037	250	170,512

Series 2017 A, Ref. RB	5.63%	01/01/2046	750	437,740

Metropolitan Nashville Airport Authority (The); Series 2022 B, RB(c)	5.50%	07/01/2052	1,000	1,066,373

Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Trousdale Foundation Properties);
Series 2018 A, RB (Acquired 08/29/2018; Cost $14,581,018)(d)(e)(g)	6.00%	04/01/2038	14,875	4,313,750

Series 2018 A, RB(d)(g)	6.25%	04/01/2049	19,400	5,626,000

Shelby (County of), TN Health, Educational & Housing Facilities Board (Kirby Pines); Series 1997 A, RB	6.38%	11/15/2025	715	702,903

Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2013 A, Ref. RB	5.50%	09/01/2047	16,300	13,143,223

Series 2016 A, Ref. RB(g)	5.00%	09/01/2031	750	673,362

Series 2016 A, Ref. RB(g)	5.00%	09/01/2037	1,145	953,483

Tennessee (State of) School Bond Authority;
Series 2022 A, RB (CEP - Colorado Higher Education Intercept Program)(i)	5.00%	11/01/2052	30,000	32,404,689

Series 2022, RB (CEP - Colorado Higher Education Intercept Program)(i)	5.00%	11/01/2047	42,835	46,723,527

				117,651,069

Texas–10.78%
Academy Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2048	4,375	4,233,611

Arlington Higher Education Finance Corp. (Legacy Traditional Schools);
Series 2021, Ref. RB	4.38%	02/15/2051	7,500	4,940,974

Series 2021, Ref. RB	4.50%	02/15/2056	3,000	1,958,151

Series 2022, RB(g)	6.38%	02/15/2052	4,000	3,612,355

Series 2022, RB(g)	6.50%	02/15/2057	6,000	5,450,690

Arlington Higher Education Finance Corp. (Newman International Academy); Series 2021, RB	5.00%	08/15/2051	3,500	2,875,565

Arlington Higher Education Finance Corp. (Odyssey Academy, Inc.);
Series 2023 A, RB(g)	6.00%	02/15/2043	3,825	3,726,189

Series 2023 A, RB(g)	6.13%	02/15/2053	5,000	4,793,284

Birdville Independent School District; Series 2023, GO Bonds (INS - BAM)(f)	4.00%	02/15/2048	12,640	11,912,552

Bonham Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	7,755	7,612,399

Brazoria County Industrial Development Corp. (Gladieux Metals Recycling LLC);
Series 2019 A, RB(c)(g)	9.00%	03/01/2039	2,245	2,343,972

Series 2019, RB(c)	7.00%	03/01/2039	10,700	9,809,224

Series 2019, RB(c)(g)	9.00%	03/01/2039	3,480	3,633,418

Bridge City Independent School District;
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)(i)	4.13%	02/15/2043	3,440	3,445,369

Series 2022, GO Bonds (CEP - Texas Permanent School Fund)(i)	4.13%	02/15/2045	7,320	7,287,834

Caddo Mills Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.13%	02/15/2048	4,500	4,389,937

Calhoun (County of), TX Navigation Industrial Development Authority (Max Midstream Texas LLC); Series 2021, RN(c)(g)	3.63%	07/01/2026	7,000	6,448,666

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)
Clifton Higher Education Finance Corp. (International Leadership of Texas);
Series 2015, RB	5.75%	08/15/2038	$1,000	$1,001,021

Series 2015, RB	5.75%	08/15/2045	8,000	7,739,455

Series 2018 D, RB	5.75%	08/15/2033	3,690	3,742,093

Series 2018 D, RB	6.00%	08/15/2038	12,250	12,391,468

Series 2018 D, RB	6.13%	08/15/2048	19,250	19,351,062

Community Independent School District; Series 2022 B, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2050	2,000	1,928,508

Coppell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	08/15/2053	7,500	7,502,776

Cypress-Fairbanks Independent School District;
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)(i)	4.50%	02/15/2047	15,550	15,901,855

Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	9,000	8,743,645

Dallas (City of), TX; Series 2023 A, Ref. RB	4.00%	10/01/2052	7,230	6,973,582

Deer Park Independent School District;
Series 2018, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	10/01/2041	1,415	1,446,289

Series 2018, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	10/01/2042	1,795	1,825,523

El Paso (City of) TX; Series 2022 A, RB (INS - BAM)(f)	4.00%	03/01/2048	9,950	9,576,483

El Paso (City of), TX; Series 2021 B, GO Bonds	4.00%	08/15/2047	1,250	1,212,393

Forney Independent School District; Series 2022 B, GO Bonds (CEP - Texas Permanent School Fund)(i)	4.00%	08/15/2047	16,625	16,045,138

Goose Creek Consolidated Independent School District; Series 2019 B, GO Bonds (CEP - Texas Permanent School Fund)(i)	4.50%	10/01/2049	10,000	10,196,927

Grand Parkway Transportation Corp.; Series 2013 B, RB	5.85%	10/01/2048	17,000	18,325,413

Greater Texoma Utility Authority (City of Sherman);
Series 2023 A, RB (INS - BAM)(f)	4.38%	10/01/2053	10,000	9,801,437

Series 2023, RB (INS - AGM)(f)	4.25%	10/01/2053	12,565	12,058,948

Guadalupe (County of) & Seguin (City of), TX Hospital Board of Managers;
Series 2015, Ref. RB	5.00%	12/01/2040	5,350	4,959,621

Series 2015, Ref. RB	5.00%	12/01/2045	9,230	8,252,015

Harris (County of), TX; Series 2021, Ref. GO Bonds	4.00%	10/01/2036	10	10,307

Harris (County of), TX Toll Road Authority (The); Series 2021, Ref. RB	4.00%	08/15/2045	10,000	9,782,700

Houston (City of), TX Airport System (Continental Airlines, Inc.); Series 2011 A, Ref. RB(c)	6.63%	07/15/2038	16,000	16,004,194

Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB(c)	5.00%	07/01/2029	26,355	26,296,373

Houston (City of), TX Airport System (United Airlines, Inc.);
Series 2020 C, Ref. RB(c)	5.00%	07/15/2027	1,325	1,322,278

Series 2021 B-1, RB(c)	4.00%	07/15/2041	13,745	11,602,669

Ingram Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	3,500	3,393,217

Katy Independent School District; Series 2021, GO Bonds (INS - BAM)(f)	3.00%	02/15/2046	5,000	3,854,696

La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015, RB(b)(g)(m)	5.60%	08/15/2024	4,420	4,469,764

Lamar Consolidated Independent School District;
Series 2021, GO Bonds (INS - BAM)(f)	3.00%	02/15/2051	5,000	3,686,242

Series 2023, GO Bonds	4.00%	02/15/2048	25,000	23,740,127

Series 2023, GO Bonds	4.25%	02/15/2053	3,800	3,695,378

Little Elm Independent School District;
Series 2023, GO Bonds	4.00%	08/15/2048	3,865	3,660,462

Series 2023, GO Bonds	4.25%	08/15/2053	12,165	11,795,529

Magnolia Independent School District; Series 2023, GO Bonds	4.00%	08/15/2047	12,000	11,762,629

Midland (City of), TX; Series 2023, GO Bonds	4.00%	03/01/2048	5,245	5,079,050

Montgomery Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	10,000	9,759,793

New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 C, RB(d)	5.00%	07/01/2037	1,610	483,000

New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB	7.50%	11/15/2037	285	215,809

Series 2021 A-2, RB	7.50%	11/15/2036	2,390	1,940,714

Series 2021, RB	2.00%	11/15/2061	7,538	2,783,439

New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2046	20,395	14,780,877

New Hope Cultural Education Facilities Finance Corp. (Forefront Living San Antonio - Bella Vida at LA Cantera)); Series 2023, RN(g)	12.00%	12/01/2028	14,000	14,543,913

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2047	$6,790	$5,811,485

New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.38%	11/15/2036	1,365	1,178,087

Series 2016 A, RB	5.50%	11/15/2046	4,475	3,584,279

Series 2016 A, RB	5.50%	11/15/2052	850	660,830

New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2039	3,000	2,450,981

Series 2018, Ref. RB	5.25%	10/01/2049	12,840	9,871,777

Series 2020, RB	5.25%	10/01/2055	1,900	1,426,273

Newark High Education Finance Corp. (A+ Charter Schools, Inc.);
Series 2015 A, RB(g)	5.50%	08/15/2035	845	863,736

Series 2015 A, RB(g)	5.75%	08/15/2045	2,015	2,044,583

Newark High Education Finance Corp. (Hughen Center, Inc.);
Series 2022 A, RB (CEP - Texas Permanent School Fund)	5.00%	08/15/2042	600	652,346

Series 2022 A, RB (CEP - Texas Permanent School Fund)	5.00%	08/15/2052	500	523,975

North Texas Tollway Authority; Series 2011 B, RB(b)(h)(m)	0.00%	09/01/2031	15,500	7,666,376

Prosper Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	10,000	9,730,008

Red River Health Facilities Development Corp. (MRC Crossing);
Series 2014 A, RB(b)(m)	7.50%	11/15/2024	2,350	2,439,796

Series 2014 A, RB(b)(m)	7.75%	11/15/2024	5,100	5,306,661

Series 2014 A, RB(b)(m)	8.00%	11/15/2024	6,000	6,254,128

Rockwall Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	5,000	4,793,062

San Antonio (City of), TX; Series 2023 A, Ref. RB(i)	5.50%	02/01/2050	10,000	11,100,012

Sanger Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	7,380	7,101,203

Sanger Industrial Development Corp. (Texas Pellets); Series 2012 B, RB (Acquired 09/04/2012; Cost $37,110,000)(c)(d)(e)(j)	8.00%	07/01/2038	37,110	8,720,850

Shallowater Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.25%	02/15/2053	2,800	3,030,511

Sheldon Independent School District;
Series 2023, GO Bonds (INS - BAM)(f)	4.00%	02/15/2048	4,950	4,809,005

Series 2023, GO Bonds (INS - BAM)(f)	4.00%	02/15/2050	10,220	9,870,400

Splendora Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.10%	02/15/2048	3,085	3,025,349

Spring Branch Independent School District; Series 2022, GO (CEP - Texas Permanent School Fund)(i)	4.50%	02/01/2047	10,000	10,205,465

Spring Independent School District; Series 2023, GO Bonds	4.00%	08/15/2052	12,500	11,570,693

Sweetwater Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	2,850	2,718,278

Tarrant (County of), TX Hospital District; Series 2023, GO Bonds	4.25%	08/15/2053	5,000	4,848,142

Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2016, Ref. RB	5.00%	05/15/2037	3,000	2,641,104

Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health); Series 2022, RB(i)	5.00%	11/15/2051	15,000	15,590,891

Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living - Ventana);
Series 2017, RB	6.00%	11/15/2027	3,250	3,265,053

Series 2017, RB	6.75%	11/15/2047	13,125	13,192,154

Series 2017, RB	6.75%	11/15/2052	965	967,880

Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB (Acquired 07/18/2007; Cost $1,015,000)(d)(e)	5.75%	02/15/2025	1,015	558,250

Series 2007, RB (Acquired 07/18/2007; Cost $1,600,000)(d)(e)	5.75%	02/15/2029	1,600	880,000

Series 2009 A, RB (Acquired 12/10/2009-10/01/2020; Cost $12,866,093)(d)(e)	8.00%	02/15/2038	13,350	7,342,500

Series 2017 A, RB(d)	6.38%	02/15/2048	26,895	14,792,250

Series 2017 A, RB(d)	6.38%	02/15/2052	25,055	13,780,250

Series 2017, RB(d)	6.38%	02/15/2041	8,755	4,815,250

Tarrant County Cultural Education Facilities Finance Corp. (Christus Health); Series 2022 A, RB	4.00%	07/01/2053	4,345	3,859,582

Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	1,000	917,156

Series 2020, Ref. RB	6.75%	11/15/2051	4,000	3,532,934

Series 2020, Ref. RB	6.88%	11/15/2055	4,000	3,558,061

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way); Series 2020 A, RB	5.75%	12/01/2054	$18,637	$12,113,954

Texas (State of) Transportation Commission;
Series 2019, RB(h)	0.00%	08/01/2051	6,000	1,396,277

Series 2019, RB(h)	0.00%	08/01/2053	1,000	208,408

Texas (State of) Water Development Board;
Series 2022, RB(i)	4.80%	10/15/2052	33,000	34,466,233

Series 2022, RB(i)	5.00%	10/15/2057	3,500	3,724,394

Series 2023 A, RB	4.88%	10/15/2048	10,000	10,673,964

Texas City Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2045	10,000	9,971,218

Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes); Series 2023, RB(c)	5.50%	12/31/2058	10,000	10,579,615

Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3C); Series 2019, RB(c)	5.00%	06/30/2058	10,135	10,171,268

Thrall Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	10,000	9,568,106

Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	55	51,273

Waco (City of), TX; Series 2023 A, Ctfs. Of Obligation	4.00%	02/01/2053	8,660	8,358,856

Waller Consolidated Independent School District;
Series 2023 A, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	10,000	9,819,728

Series 2023 A, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	10,000	9,683,762

Walnut Creek Special Utility District; Series 2023, RB (INS - AGM)(f)	4.75%	01/10/2054	2,800	2,881,560

Waxahachie Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	3,500	3,494,917

				821,228,141

Utah–1.50%
Auto Mall & Retail Public Infrastructure District; Series 2023 B, GO Bonds(g)	9.75%	03/15/2053	2,065	2,055,200

Black Desert Public Infrastructure District;
Series 2021 A, GO Bonds(g)	4.00%	03/01/2051	8,525	6,223,295

Series 2021 B, GO Bonds(g)	7.38%	09/15/2051	5,500	4,480,699

Downtown East Streetcar Sewer Public Infrastructure District; Series 2022 B, GO Bonds(g)	9.00%	03/15/2053	1,239	1,210,884

Jepson Canyon Public Infrastructure District No. 1;
Series 2022 A, GO Bonds(g)	5.13%	03/01/2051	3,280	2,532,034

Series 2022 B, GO Bonds(g)	8.00%	03/15/2051	579	479,583

Mida Mountain Village Public Infrastructure District;
Series 2020 A, RB(g)	4.50%	08/01/2040	1,205	1,039,011

Series 2020 A, RB(g)	5.00%	08/01/2050	6,500	5,559,971

Red Bridge Public Infrastructure District No. 1;
Series 2021 A, GO Bonds(g)	3.63%	02/01/2035	600	486,357

Series 2021 A, GO Bonds(g)	4.13%	02/01/2041	500	388,658

Series 2021 A, GO Bonds(g)	4.38%	02/01/2051	1,100	819,296

Series 2021 B, GO Bonds(g)	7.38%	08/15/2051	600	483,016

Salt Lake City (City of), UT;
Series 2017 A, RB(c)(i)	5.00%	07/01/2047	15,000	15,189,089

Series 2023 A, RB(c)	5.25%	07/01/2048	5,750	6,078,049

Series 2023 A, RB(c)	5.25%	07/01/2053	1,000	1,050,775

Series 2023 A, RB(c)	5.50%	07/01/2053	12,000	12,955,484

Salt Lake City (City of), UT (Salt Lake City International Airport); Series 2021 A, RB(c)(i)(k)	5.00%	07/01/2051	11,675	11,991,959

Utah (County of), UT (IHC Health Services, Inc.); Series 2014 A, RB	4.00%	05/15/2045	22,040	20,609,864

Utah (State of) Charter School Finance Authority (Ascent Academies of Utah); Series 2022, RB(g)	5.00%	06/15/2052	9,640	7,669,304

Utah (State of) Charter School Finance Authority (Leadership Learning Academy); Series 2019 A, RB(g)	5.00%	06/15/2050	2,000	1,731,336

Utah (State of) Charter School Finance Authority (Renaissance Academy); Series 2020, Ref. RB(g)	5.00%	06/15/2055	2,080	1,854,067

Utah (State of) Charter School Finance Authority (Utah County Academy of Sciences); Series 2018 A, RB(b)(g)	5.75%	07/15/2028	3,420	3,420,050

Wohali Public Infrastructure District No. 1 (Wohali Assessment Area #1); Series 2023, RB(g)	7.00%	12/01/2042	5,630	5,577,507

				113,885,488

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Virginia–0.66%
Ballston Quarter Community Development Authority;
Series 2016 A, RB (Acquired 11/17/2016; Cost $1,527,836)(e)	5.38%	03/01/2036	$1,545	$1,203,507

Series 2016 A, RB (Acquired 11/15/2017-02/07/2019; Cost $9,788,797)(e)	5.50%	03/01/2046	9,590	6,784,454

Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group); Series 2020 A, Ref. RB	5.00%	07/01/2047	7,250	7,983,002

Roanoke (City of), VA Economic Development Authority (Richfield Living);
Series 2020, RB(d)	5.00%	09/01/2040	1,645	937,650

Series 2020, RB(d)	5.13%	09/01/2055	1,210	689,700

Tobacco Settlement Financing Corp.;
Series 2007 B-1, RB	5.00%	06/01/2047	21,035	19,396,660

Series 2007 B-2, RB	5.20%	06/01/2046	3,000	2,888,385

Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC); Series 2022, Ref. RB(c)	4.00%	01/01/2040	500	462,149

Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(c)	5.00%	12/31/2052	2,150	2,157,586

Series 2017, RB(c)	5.00%	12/31/2056	6,235	6,247,142

Virginia Beach Development Authority (Westminster-Canterbury); Series 2018, Ref. RB	5.00%	09/01/2044	1,960	1,720,560

				50,470,795

Washington–1.38%
Central Puget Sound Regional Transit Authority (Green Bonds); Series 2021 S-1, Ref. RB(i)	4.00%	11/01/2046	16,255	15,917,021

King (County of), WA Public Hospital District No. 4;
Series 2015 A, RB	5.75%	12/01/2030	3,000	3,046,846

Series 2015 A, RB	6.00%	12/01/2035	2,885	2,944,779

Series 2015 A, RB	6.25%	12/01/2045	6,465	6,424,076

Port of Seattle Industrial Development Corp. (Delta Airlines); Series 2012, Ref. RB(c)	5.00%	04/01/2030	8,500	8,500,243

Washington (State of) Convention Center Public Facilities District; Series 2018, RB(i)(k)	5.00%	07/01/2058	29,500	29,934,290

Washington (State of) Economic Development Finance Authority (Green Bonds); Series 2020 A, RB(c)(g)	5.63%	12/01/2040	9,000	8,615,743

Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(g)	5.00%	07/01/2036	1,460	1,261,285

Series 2016 A, Ref. RB(g)	5.00%	07/01/2046	1,700	1,299,609

Series 2016 A, Ref. RB(g)	5.00%	07/01/2051	9,650	7,111,053

Washington (State of) Housing Finance Commission (Heron’s Key Senior Living);
Series 2015 A, RB(b)(g)(m)	7.00%	07/01/2025	2,150	2,253,224

Series 2015 A, RB(b)(g)(m)	7.00%	07/01/2025	1,500	1,572,017

Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.);
Series 2016 A, Ref. RB(g)	5.00%	01/01/2031	1,500	1,375,518

Series 2016 A, Ref. RB(g)	5.00%	01/01/2046	8,700	6,717,802

Washington (State of) Housing Finance Commission (Presbyterian Retirement Communities Northwest); Series 2016 A, Ref. RB(g)	5.00%	01/01/2051	8,165	6,075,797

Washington (State of) Housing Finance Commission (Spokane International Academy); Series 2021 A, RB(g)	5.00%	07/01/2056	2,260	1,958,281

				105,007,584

West Virginia–1.02%
Harrison (County of), WV Commission (Charles Pointe No. 2);
Series 2008 A, Ref. RB	7.00%	06/01/2035	3,340	3,341,915

Series 2013, Ref. RB(d)(g)	7.00%	06/01/2035	1,000	500,000

Harrison (County of), WV County Commission (Charles Pointe Economic Opportunity Development District);
Series 2019 A, RB(d)(g)	5.75%	06/01/2042	14,980	10,614,828

Series 2019 B, Ref. RB(d)(g)	7.50%	06/01/2042	5,285	4,013,923

Monogalia (County of), WV (Development Disctict No. 4 - University Town Centre); Series 2023, Ref. RB(g)	6.00%	06/01/2053	2,000	2,109,007

Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District);
Series 2017 A, Ref. RB(g)	5.75%	06/01/2043	6,000	6,140,549

Series 2020, Ref. RB(g)	7.50%	06/01/2043	13,205	14,310,722

Series 2021 A, Ref. RB(g)	4.13%	06/01/2043	2,845	2,537,251

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

West Virginia–(continued)
West Virginia (State of) Economic Development Authority (Empire Green Gerenation LLC); Series 2023, RB(c)(g)	9.50%	05/01/2043	$20,000	$19,718,486

West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(c)(d)(g)	7.25%	02/01/2036	10,965	7,675,500

Series 2018, RB(c)(d)(g)	8.75%	02/01/2036	4,500	3,600,000

West Virginia (State of) Hospital Finance Authority (Vandalia Health Group); Series 2023 B, RB	6.00%	09/01/2048	3,000	3,336,701

				77,898,882

Wisconsin–4.71%
Public Finance Authority;
Series 2023, RB(g)	6.88%	07/01/2053	1,350	1,371,604

Series 2023, RB(g)	7.00%	07/01/2058	1,000	1,015,671

Public Finance Authority (Cone Health); Series 2023 B, Ref. VRD RB (LOC - TD Bank, N.A.)(n)(q)	2.10%	10/01/2055	15,000	15,000,000

Wisconsin (State of) Center District;
Series 2020 C, RB (INS - AGM)(f)(h)	0.00%	12/15/2055	24,900	5,418,656

Series 2020 D, RB (INS - AGM)(f)(h)	0.00%	12/15/2055	22,555	4,908,345

Series 2020 D, RB (INS - AGM)(f)(h)	0.00%	12/15/2060	57,015	9,603,806

Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group);
Series 2017, Ref. RB	5.00%	08/01/2037	5,820	4,614,481

Series 2017, Ref. RB	5.00%	08/01/2039	2,355	1,810,399

Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System);
Series 2019, Ref. RB	5.00%	11/01/2039	2,950	2,481,516

Series 2019, Ref. RB	5.00%	11/01/2046	550	428,957

Series 2019, Ref. RB	5.00%	11/01/2054	9,500	7,061,495

Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.); Series 2014, RB	5.75%	05/01/2039	4,260	4,012,759

Wisconsin (State of) Public Finance Authority; Series 2019, Ref. RB(g)	5.00%	09/01/2054	1,360	982,475

Wisconsin (State of) Public Finance Authority (Adelaide Pointe); Series 2023, RB(g)	6.25%	06/01/2052	7,500	7,199,842

Wisconsin (State of) Public Finance Authority (Alabama Proton Therapy Center);
Series 2017 A, RB(g)	6.25%	10/01/2031	3,475	695,000

Series 2017 A, RB(g)	6.85%	10/01/2047	25,735	5,147,000

Series 2017 A, RB(g)	7.00%	10/01/2047	1,250	250,000

Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(d)(g)	6.25%	08/01/2027	1,550	1,183,813

Series 2017, RB(d)(g)	6.75%	08/01/2031	15,590	10,913,000

Series 2017, RB(g)	6.50%	12/01/2037	25,000	22,680,215

Series 2017, RB(g)	6.75%	12/01/2042	12,270	11,216,647

Series 2017, RB(g)	7.00%	12/01/2050	8,900	8,167,080

Wisconsin (State of) Public Finance Authority (Ascend Leadership Academy);
Series 2021 A, RB(g)	5.00%	06/15/2051	2,000	1,548,418

Series 2021 A, RB(g)	5.00%	06/15/2056	1,400	1,058,330

Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth); Series 2016 A, RB(g)	5.13%	06/01/2048	10,500	8,993,525

Wisconsin (State of) Public Finance Authority (Cross Creek Public Improvement District); Series 2019, RB(g)	5.75%	10/01/2053	4,815	4,823,988

Wisconsin (State of) Public Finance Authority (Delray Beach Radiation Therapy Center);
Series 2017 A, RB (Acquired 04/03/2017; Cost $1,440,000)(d)(e)(g)	5.75%	11/01/2024	1,440	864,000

Series 2017 A, RB (Acquired 04/03/2017; Cost $2,525,000)(d)(e)(g)	6.25%	11/01/2028	2,525	1,515,000

Series 2017 A, RB (Acquired 04/03/2017-01/13/2021; Cost $34,467,094)(d)(e)(g)	6.85%	11/01/2046	34,350	20,610,000

Series 2017 B, RB(d)(g)	8.50%	11/01/2046	8,000	3,200,000

Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2018 A, RB(g)	6.13%	02/01/2048	5,535	4,762,052

Series 2020 A, RB(g)	6.13%	02/01/2050	3,305	2,830,371

Series 2022 A, RB(g)	6.13%	02/01/2050	3,580	3,065,878

Wisconsin (State of) Public Finance Authority (Goodwill Industries of Southern Nevada, Inc.);
Series 2019 A, RB	5.50%	12/01/2038	4,117	3,598,419

Series 2019 A, RB	5.75%	12/01/2048	6,863	5,710,777

Wisconsin (State of) Public Finance Authority (Grand Hyatt San Antonio);
Series 2022 B, RB(g)	5.63%	02/01/2046	3,500	3,473,654

Series 2022 B, RB(g)	6.00%	02/01/2062	6,500	6,550,090

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Kipp Charlotte, Inc.); Series 2020 A, RB(g)	5.00%	10/15/2055	$350	$297,889

Wisconsin (State of) Public Finance Authority (Lariat); Series 2023, RB(g)(h)	0.00%	09/01/2029	5,000	3,253,068

Wisconsin (State of) Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(g)	5.25%	06/15/2049	5,775	5,318,466

Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center);
Series 2018 A-1, RB(g)	6.25%	01/01/2038	11,000	6,765,000

Series 2018 A-1, RB(g)	6.38%	01/01/2048	16,520	10,159,800

Wisconsin (State of) Public Finance Authority (Mary’s Woods at Marylhurst);
Series 2017 A, Ref. RB(g)	5.25%	05/15/2047	2,240	1,973,671

Series 2017 A, Ref. RB(g)	5.25%	05/15/2052	2,300	1,979,532

Wisconsin (State of) Public Finance Authority (Million Air Two LLC General Aviation Facilities);
Series 2017 A, RB(c)	7.25%	06/01/2035	11,065	10,688,088

Series 2017, Ref. RB(c)(g)	7.13%	06/01/2041	12,510	11,185,912

Wisconsin (State of) Public Finance Authority (Minnesota College of Osteopathic Medicine);
Series 2019 A-1, RB(d)(g)	5.50%	12/01/2048	76	23,584

Wisconsin (State of) Public Finance Authority (New Plan Learning, Inc.);
Series 2021 A, Ref. RB	3.75%	07/01/2031	3,755	3,254,873

Series 2021 A, Ref. RB	5.00%	07/01/2041	7,415	6,307,786

Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	17,025	17,211,752

Series 2018 A, RB	5.35%	12/01/2045	24,750	24,799,567

Wisconsin (State of) Public Finance Authority (Proton International);
Series 2021 A, RB(g)	6.50%	01/01/2041	10,000	7,760,992

Series 2021 A, RB(g)	6.85%	01/01/2051	11,110	8,096,368

Wisconsin (State of) Public Finance Authority (Quality Education Academy);
Series 2023, RB(g)	6.25%	07/15/2053	160	158,495

Series 2023, RB(g)	6.50%	07/15/2063	1,175	1,175,723

Wisconsin (State of) Public Finance Authority (Rose Villa); Series 2014 A, RB(b)(g)(m)	6.00%	11/15/2024	2,500	2,551,937

Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences);
Series 2015, Ref. RB	5.88%	04/01/2045	5,000	5,016,233

Wisconsin (State of) Public Finance Authority (Searstone CCRC); Series 2021 A, Ref. RB(g)	4.00%	06/01/2036	1,000	840,008

Wisconsin (State of) Public Finance Authority (Southminster);
Series 2018, RB(g)	5.00%	10/01/2043	500	434,081

Series 2018, RB(g)	5.00%	10/01/2053	8,350	6,830,136

Wisconsin (State of) Public Finance Authority (Uwharrie Charter Academy); Series 2022 A, RB(g)	5.00%	06/15/2052	1,000	859,320

Wisconsin (State of) Public Finance Authority (Wakemed Hospital); Series 2019 A, Ref. RB	4.00%	10/01/2049	1,250	1,140,873

Wisconsin (State of) Public Finance Authority (WhiteStone);
Series 2017, Ref. RB(g)	5.00%	03/01/2052	2,300	1,797,314

Series 2020, RB(g)	5.25%	03/01/2055	5,000	4,072,052

Wisconsin (State of) Public Finance Authority (Wittenberg University);
Series 2016, RB(g)	5.00%	12/01/2031	7,330	6,808,360

Series 2016, RB(g)	5.25%	12/01/2039	10,685	8,984,218

				358,512,361

Total Municipal Obligations (Cost $9,025,841,586)				8,469,853,538

U.S. Dollar Denominated Bonds & Notes–0.11%
Ohio–0.02%
Cincinnati Senior Care/Dayton/Florida/Nashville/Sebring/Trousdale/Waynesboro HC; Series 2023(g)(j)	12.00%	12/31/2023	2,015	2,015,000

West Virginia–0.09%
Empire South Terminal of West Virginia LLC(g)	14.00%	11/01/2024	6,850	6,850,000

Total U.S. Dollar Denominated Bonds & Notes (Cost $8,865,000)				8,865,000

TOTAL INVESTMENTS IN SECURITIES(r)–111.34% (Cost $9,034,706,586)				8,478,718,538

FLOATING RATE NOTE OBLIGATIONS–(12.92)%
Notes with interest and fee rates ranging from 3.82% to 4.12% at 11/30/2023 and contractual maturities of collateral ranging from 10/01/2029 to 11/01/2059(s)				(983,870,000)

OTHER ASSETS LESS LIABILITIES–1.58%				119,995,557

NET ASSETS–100.00%				$7,614,844,095

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

Investment Abbreviations:

AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
USD	– U.S. Dollar
VRD	– Variable Rate Demand
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Security subject to the alternative minimum tax.
(d)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2023 was $259,256,911, which represented 3.40% of the Fund’s Net Assets.

(e)	Restricted security. The aggregate value of these securities at November 30, 2023 was $128,642,085, which represented 1.69% of the Fund’s Net Assets.
(f)	Principal and/or interest payments are secured by the bond insurance company listed.
(g)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2023 was $1,525,281,645, which represented 20.03% of the Fund’s Net Assets.

(h)	Zero coupon bond issued at a discount.
(i)	Underlying security related to TOB Trusts entered into by the Fund.
(j)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(k)

Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $317,860,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(l)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(m)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(n)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2023.

(o)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(p)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2023.
(q)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(r)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(s)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2023. At November 30, 2023, the Fund’s investments with a value of $1,378,285,780 are held by TOB Trusts and serve as collateral for the $983,870,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2023

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of November 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$8,442,760,178	$27,093,360	$8,469,853,538

U.S. Dollar Denominated Bonds & Notes	–	6,850,000	2,015,000	8,865,000

Total Investments in Securities	–	8,449,610,178	29,108,360	8,478,718,538

Other Investments - Assets

Investments Matured	–	26,863,500	1,102,384	27,965,884

Total Investments	$–	$8,476,473,678	$30,210,744	$8,506,684,422

Invesco High Yield Municipal Fund